Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000017775 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017775 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017775 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017775 | MercadoLibre, Inc.FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017775 | Ryanair Holdings PLCFR_783513203
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017775 | DSV ASFR_B1WT5G909
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017775 | Danone SAFR_B1Y9TB906
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017775 | Deutsche Boerse AGFR_702196908
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017775 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017775 | Rio Tinto PLCFR_071887004
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017775 | SectorConsumer StaplesFR_BVZG4R905
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017775 | SectorHealth CareFR_09075V102
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017775 | SectorMaterialsFR_BYSW6D901
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000017775 | SectorCommunication ServicesFR_663955003
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000017775 | SectorConsumer DiscretionaryFR_BF2CVV906
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000017775 | SectorIndustrialsFR_87241L950
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000017775 | SectorFinancialsFR_B249SN902
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000017775 | SectorInformation TechnologyFR_21037X985
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000017775 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017775 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017775 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017775 | France
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017775 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017775 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000017775 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000017775 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017775 | China
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017775 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000017776 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017776 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017776 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017776 | MercadoLibre, Inc.FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017776 | Ryanair Holdings PLCFR_783513203
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017776 | DSV ASFR_B1WT5G909
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017776 | Danone SAFR_B1Y9TB906
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017776 | Deutsche Boerse AGFR_702196908
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017776 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017776 | Rio Tinto PLCFR_071887004
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017776 | SectorConsumer StaplesFR_BVZG4R905
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017776 | SectorHealth CareFR_09075V102
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017776 | SectorMaterialsFR_BYSW6D901
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000017776 | SectorCommunication ServicesFR_663955003
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000017776 | SectorConsumer DiscretionaryFR_BF2CVV906
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000017776 | SectorIndustrialsFR_87241L950
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000017776 | SectorFinancialsFR_B249SN902
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000017776 | SectorInformation TechnologyFR_21037X985
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000017776 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017776 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017776 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017776 | France
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017776 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017776 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000017776 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000017776 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017776 | China
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017776 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000017777 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017777 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017777 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017777 | MercadoLibre, Inc.FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017777 | Ryanair Holdings PLCFR_783513203
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017777 | DSV ASFR_B1WT5G909
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017777 | Danone SAFR_B1Y9TB906
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017777 | Deutsche Boerse AGFR_702196908
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017777 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017777 | Rio Tinto PLCFR_071887004
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017777 | SectorConsumer StaplesFR_BVZG4R905
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017777 | SectorHealth CareFR_09075V102
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017777 | SectorMaterialsFR_BYSW6D901
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000017777 | SectorCommunication ServicesFR_663955003
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000017777 | SectorConsumer DiscretionaryFR_BF2CVV906
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000017777 | SectorIndustrialsFR_87241L950
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000017777 | SectorFinancialsFR_B249SN902
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000017777 | SectorInformation TechnologyFR_21037X985
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000017777 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017777 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017777 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017777 | France
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017777 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017777 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000017777 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000017777 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017777 | China
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017777 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000017802 | UMBS, TBAFR_01F032625
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000017802 | United States TreasuryFR_91282CMA6
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000017802 | Federal National Mortgage AssociationFR_3140XFK67
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017802 | Federal Home Loan Mortgage Corp.FR_3132DVMD4
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000017802 | United States TreasuryFR_912810TV0
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017802 | Government National Mortgage AssociationFR_36179V4W7
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017802 | Government National Mortgage AssociationFR_21H052611
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017802 | EQT CORPFR_26884LBD0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017802 | JPMORGAN CHASE & COFR_46647PEJ1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017802 | Freddie MacFR_3137HKBM5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017802 | AssetConvertible BondsFR_85859NAA0
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017802 | AssetCommon StocksFR_902GEFII8
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017802 | AssetPreferred StocksFR_902BXJ909
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017802 | AssetMunicipalsFR_59261A6J1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017802 | AssetFloating Rate LoansFR_BA000N675
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017802 | AssetShort-Term InvestmentsFR_ACI2CRX85
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017802 | AssetForeign GovernmentFR_903724CD2
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017802 | AssetNon-Agency Mortgage-Backed SecuritiesFR_46642NBF2
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000017802 | AssetAsset-Backed SecuritiesFR_499169AD2
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000017802 | AssetU.S. Treasury & Government AgenciesFR_912810QS0
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000017802 | AssetCorporate Bonds & NotesFR_936TFQII5
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000017802 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_31390MJS4
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000017803 | UMBS, TBAFR_01F032625
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000017803 | United States TreasuryFR_91282CMA6
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000017803 | Federal National Mortgage AssociationFR_3140XFK67
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017803 | Federal Home Loan Mortgage Corp.FR_3132DVMD4
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000017803 | United States TreasuryFR_912810TV0
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017803 | Government National Mortgage AssociationFR_36179V4W7
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017803 | Government National Mortgage AssociationFR_21H052611
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017803 | EQT CORPFR_26884LBD0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017803 | JPMORGAN CHASE & COFR_46647PEJ1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017803 | Freddie MacFR_3137HKBM5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017803 | AssetConvertible BondsFR_85859NAA0
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017803 | AssetCommon StocksFR_902GEFII8
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017803 | AssetPreferred StocksFR_902BXJ909
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017803 | AssetMunicipalsFR_59261A6J1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017803 | AssetFloating Rate LoansFR_BA000N675
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017803 | AssetShort-Term InvestmentsFR_ACI2CRX85
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017803 | AssetForeign GovernmentFR_903724CD2
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017803 | AssetNon-Agency Mortgage-Backed SecuritiesFR_46642NBF2
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000017803 | AssetAsset-Backed SecuritiesFR_499169AD2
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000017803 | AssetU.S. Treasury & Government AgenciesFR_912810QS0
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000017803 | AssetCorporate Bonds & NotesFR_936TFQII5
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000017803 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_31390MJS4
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000017804 | UMBS, TBAFR_01F032625
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000017804 | United States TreasuryFR_91282CMA6
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000017804 | Federal National Mortgage AssociationFR_3140XFK67
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017804 | Federal Home Loan Mortgage Corp.FR_3132DVMD4
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000017804 | United States TreasuryFR_912810TV0
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017804 | Government National Mortgage AssociationFR_36179V4W7
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017804 | Government National Mortgage AssociationFR_21H052611
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017804 | EQT CORPFR_26884LBD0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017804 | JPMORGAN CHASE & COFR_46647PEJ1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017804 | Freddie MacFR_3137HKBM5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017804 | AssetConvertible BondsFR_85859NAA0
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017804 | AssetCommon StocksFR_902GEFII8
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017804 | AssetPreferred StocksFR_902BXJ909
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017804 | AssetMunicipalsFR_59261A6J1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017804 | AssetFloating Rate LoansFR_BA000N675
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017804 | AssetShort-Term InvestmentsFR_ACI2CRX85
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017804 | AssetForeign GovernmentFR_903724CD2
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017804 | AssetNon-Agency Mortgage-Backed SecuritiesFR_46642NBF2
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000017804 | AssetAsset-Backed SecuritiesFR_499169AD2
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000017804 | AssetU.S. Treasury & Government AgenciesFR_912810QS0
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000017804 | AssetCorporate Bonds & NotesFR_936TFQII5
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000017804 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_31390MJS4
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000017861 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000017861 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000017861 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000017861 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000017861 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000017861 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017861 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017861 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017861 | Databricks, Inc.FR_956KCS006
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017861 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017861 | SectorEnergyFR_26884L109
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017861 | SectorMaterialsFR_651639106
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017861 | SectorConsumer StaplesFR_931142103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017861 | SectorFinancialsFR_770700102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017861 | SectorIndustrialsFR_36828A101
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000017861 | SectorHealth CareFR_883556102
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000017861 | SectorConsumer DiscretionaryFR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000017861 | SectorCommunication ServicesFR_942BLU909
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000017861 | SectorInformation TechnologyFR_697435105
Holdings [Line Items]
Percent of Net Asset Value	55.90%
C000017861 | United States
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000017861 | China
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017861 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017862 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000017862 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000017862 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000017862 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000017862 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000017862 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017862 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017862 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017862 | Databricks, Inc.FR_956KCS006
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017862 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017862 | SectorEnergyFR_26884L109
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017862 | SectorMaterialsFR_651639106
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017862 | SectorConsumer StaplesFR_931142103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017862 | SectorFinancialsFR_770700102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017862 | SectorIndustrialsFR_36828A101
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000017862 | SectorHealth CareFR_883556102
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000017862 | SectorConsumer DiscretionaryFR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000017862 | SectorCommunication ServicesFR_942BLU909
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000017862 | SectorInformation TechnologyFR_697435105
Holdings [Line Items]
Percent of Net Asset Value	55.90%
C000017862 | United States
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000017862 | China
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017862 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017863 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000017863 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000017863 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000017863 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000017863 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000017863 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017863 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017863 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017863 | Databricks, Inc.FR_956KCS006
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017863 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017863 | SectorEnergyFR_26884L109
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017863 | SectorMaterialsFR_651639106
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017863 | SectorConsumer StaplesFR_931142103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017863 | SectorFinancialsFR_770700102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017863 | SectorIndustrialsFR_36828A101
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000017863 | SectorHealth CareFR_883556102
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000017863 | SectorConsumer DiscretionaryFR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000017863 | SectorCommunication ServicesFR_942BLU909
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000017863 | SectorInformation TechnologyFR_697435105
Holdings [Line Items]
Percent of Net Asset Value	55.90%
C000017863 | United States
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000017863 | China
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017863 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017864 | JPMorgan Securities LLCFR_616994000_3.830000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000017864 | TORONTO DOMINIONFR_8911A0009_3.830000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000017864 | Landesbank Baden-Wuerttemberg/New York NYFR_5148X1A29_0.000000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017864 | BofA Securities, Inc.FR_03199U009_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017864 | MACQUARIE BANK LIMITEDFR_55607NA34_4.010000_2026-04-07
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017864 | ROYAL BANK OF CANADAFR_ATD202VR1_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017864 | NORDEA BANK ABPFR_65558KF17_0.000000_2026-06-01
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017864 | Canadian Imperial Bank of Commerce/New York NYFR_13606DND0_4.160000_2026-08-12
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017864 | WESTPAC BANKING CORP NYFR_96130AZA9_3.980000_2026-03-12
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017864 | SVENSKA HANDELSBANKEN ABFR_86960KJA1_0.000000_2026-09-10
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017864 | AssetTime DepositsFR_ATD202VR1_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017864 | AssetCertificate of DepositFR_13606DQA3_4.160000_2026-12-14
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000017864 | AssetRepurchase AgreementsFR_03199U009_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000017864 | AssetCommercial PaperFR_55607LDW1_0.000000_2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000017865 | JPMorgan Securities LLCFR_616994000_3.830000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000017865 | TORONTO DOMINIONFR_8911A0009_3.830000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000017865 | Landesbank Baden-Wuerttemberg/New York NYFR_5148X1A29_0.000000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017865 | BofA Securities, Inc.FR_03199U009_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017865 | MACQUARIE BANK LIMITEDFR_55607NA34_4.010000_2026-04-07
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017865 | ROYAL BANK OF CANADAFR_ATD202VR1_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017865 | NORDEA BANK ABPFR_65558KF17_0.000000_2026-06-01
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017865 | Canadian Imperial Bank of Commerce/New York NYFR_13606DND0_4.160000_2026-08-12
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017865 | WESTPAC BANKING CORP NYFR_96130AZA9_3.980000_2026-03-12
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017865 | SVENSKA HANDELSBANKEN ABFR_86960KJA1_0.000000_2026-09-10
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017865 | AssetTime DepositsFR_ATD202VR1_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017865 | AssetCertificate of DepositFR_13606DQA3_4.160000_2026-12-14
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000017865 | AssetRepurchase AgreementsFR_03199U009_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000017865 | AssetCommercial PaperFR_55607LDW1_0.000000_2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000017866 | JPMorgan Securities LLCFR_616994000_3.830000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000017866 | TORONTO DOMINIONFR_8911A0009_3.830000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000017866 | Landesbank Baden-Wuerttemberg/New York NYFR_5148X1A29_0.000000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017866 | BofA Securities, Inc.FR_03199U009_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017866 | MACQUARIE BANK LIMITEDFR_55607NA34_4.010000_2026-04-07
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017866 | ROYAL BANK OF CANADAFR_ATD202VR1_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017866 | NORDEA BANK ABPFR_65558KF17_0.000000_2026-06-01
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017866 | Canadian Imperial Bank of Commerce/New York NYFR_13606DND0_4.160000_2026-08-12
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017866 | WESTPAC BANKING CORP NYFR_96130AZA9_3.980000_2026-03-12
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017866 | SVENSKA HANDELSBANKEN ABFR_86960KJA1_0.000000_2026-09-10
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017866 | AssetTime DepositsFR_ATD202VR1_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017866 | AssetCertificate of DepositFR_13606DQA3_4.160000_2026-12-14
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000017866 | AssetRepurchase AgreementsFR_03199U009_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000017866 | AssetCommercial PaperFR_55607LDW1_0.000000_2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000017807 | BlackRock Bond Income PortfolioFR_10923P800
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000017807 | Western Asset Management U.S. Government PortfolioFR_10923R871
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000017807 | PIMCO Total Return PortfolioFR_10923M229
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000017807 | TCW Core Fixed Income PortfolioFR_10923M120
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017807 | JPMorgan Core Bond PortfolioFR_10923M591
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017807 | PIMCO Inflation Protected Bond PortfolioFR_10923M252
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017807 | Western Asset Management Strategic Bond Opportunities PortfolioFR_10923R707
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017807 | Brighthouse/Franklin Low Duration Total Return PortfolioFR_10923M476
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017807 | MFS Value PortfolioFR_10923P339
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017807 | AB International Bond PortfolioFR_10923N821
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017807 | SectorEmerging Market EquitiesFR_10923N797
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017807 | SectorU.S. Mid Cap EquitiesFR_10923N706
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017807 | SectorReal Estate EquitiesFR_10923M823
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017807 | SectorGlobal EquitiesFR_10923M294
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017807 | SectorInternational Fixed IncomeFR_10923N821
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017807 | SectorU.S. Small Cap EquitiesFR_10923P651
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017807 | SectorInternational Developed Market EquitiesFR_10923M526
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017807 | SectorHigh Yield Fixed IncomeFR_10923M849
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000017807 | SectorU.S. Large Cap EquitiesFR_10923P867
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000017807 | SectorInvestment Grade Fixed IncomeFR_10923M476
Holdings [Line Items]
Percent of Net Asset Value	70.20%
C000017808 | BlackRock Bond Income PortfolioFR_10923P800
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000017808 | Western Asset Management U.S. Government PortfolioFR_10923R871
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000017808 | PIMCO Total Return PortfolioFR_10923M229
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000017808 | TCW Core Fixed Income PortfolioFR_10923M120
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017808 | JPMorgan Core Bond PortfolioFR_10923M591
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017808 | PIMCO Inflation Protected Bond PortfolioFR_10923M252
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017808 | Western Asset Management Strategic Bond Opportunities PortfolioFR_10923R707
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017808 | Brighthouse/Franklin Low Duration Total Return PortfolioFR_10923M476
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017808 | MFS Value PortfolioFR_10923P339
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017808 | AB International Bond PortfolioFR_10923N821
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017808 | SectorEmerging Market EquitiesFR_10923N797
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017808 | SectorU.S. Mid Cap EquitiesFR_10923N706
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017808 | SectorReal Estate EquitiesFR_10923M823
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017808 | SectorGlobal EquitiesFR_10923M294
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017808 | SectorInternational Fixed IncomeFR_10923N821
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017808 | SectorU.S. Small Cap EquitiesFR_10923P651
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017808 | SectorInternational Developed Market EquitiesFR_10923M526
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017808 | SectorHigh Yield Fixed IncomeFR_10923M849
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000017808 | SectorU.S. Large Cap EquitiesFR_10923P867
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000017808 | SectorInvestment Grade Fixed IncomeFR_10923M476
Holdings [Line Items]
Percent of Net Asset Value	70.20%
C000017809 | BlackRock Bond Income PortfolioFR_10923P800
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000017809 | Western Asset Management U.S. Government PortfolioFR_10923R871
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017809 | PIMCO Total Return PortfolioFR_10923M229
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017809 | TCW Core Fixed Income PortfolioFR_10923M120
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000017809 | JPMorgan Core Bond PortfolioFR_10923M591
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017809 | PIMCO Inflation Protected Bond PortfolioFR_10923M252
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017809 | Western Asset Management Strategic Bond Opportunities PortfolioFR_10923R707
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017809 | MFS Value PortfolioFR_10923P339
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017809 | T. Rowe Price Large Cap Value PortfolioFR_10923N409
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017809 | Invesco Comstock PortfolioFR_10923M682
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017809 | SectorEmerging Market EquitiesFR_10923N797
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017809 | SectorReal Estate EquitiesFR_10923M823
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017809 | SectorGlobal EquitiesFR_10923M294
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017809 | SectorU.S. Small Cap EquitiesFR_10923P651
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017809 | SectorInternational Developed Market EquitiesFR_10923M526
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000017809 | SectorHigh Yield Fixed IncomeFR_10923M849
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000017809 | SectorInvestment Grade Fixed IncomeFR_10923M476
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000017809 | SectorU.S. Mid Cap EquitiesFR_10923P628
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017809 | SectorInternational Fixed IncomeFR_10923M450
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017809 | SectorU.S. Large Cap EquitiesFR_10923M781
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000017810 | BlackRock Bond Income PortfolioFR_10923P800
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000017810 | Western Asset Management U.S. Government PortfolioFR_10923R871
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017810 | PIMCO Total Return PortfolioFR_10923M229
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017810 | TCW Core Fixed Income PortfolioFR_10923M120
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000017810 | JPMorgan Core Bond PortfolioFR_10923M591
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017810 | PIMCO Inflation Protected Bond PortfolioFR_10923M252
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017810 | Western Asset Management Strategic Bond Opportunities PortfolioFR_10923R707
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017810 | MFS Value PortfolioFR_10923P339
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017810 | T. Rowe Price Large Cap Value PortfolioFR_10923N409
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017810 | Invesco Comstock PortfolioFR_10923M682
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017810 | SectorEmerging Market EquitiesFR_10923N797
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017810 | SectorReal Estate EquitiesFR_10923M823
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017810 | SectorGlobal EquitiesFR_10923M294
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017810 | SectorU.S. Small Cap EquitiesFR_10923P651
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017810 | SectorInternational Developed Market EquitiesFR_10923M526
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000017810 | SectorHigh Yield Fixed IncomeFR_10923M849
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000017810 | SectorInvestment Grade Fixed IncomeFR_10923M476
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000017810 | SectorU.S. Mid Cap EquitiesFR_10923P628
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017810 | SectorInternational Fixed IncomeFR_10923M450
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017810 | SectorU.S. Large Cap EquitiesFR_10923M781
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000017814 | BlackRock Bond Income PortfolioFR_10923P800
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017814 | Western Asset Management U.S. Government PortfolioFR_10923R871
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017814 | PIMCO Total Return PortfolioFR_10923M229
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000017814 | TCW Core Fixed Income PortfolioFR_10923M120
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017814 | MFS Value PortfolioFR_10923P339
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017814 | T. Rowe Price Large Cap Value PortfolioFR_10923N409
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017814 | Invesco Comstock PortfolioFR_10923M682
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017814 | Brighthouse/Wellington Core Equity Opportunities PortfolioFR_10923R814
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017814 | Harris Oakmark International PortfolioFR_10923M732
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017814 | Baillie Gifford International Stock PortfolioFR_10923P107
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017814 | SectorEmerging Market EquitiesFR_10923N797
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017814 | SectorReal Estate EquitiesFR_10923M823
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017814 | SectorGlobal EquitiesFR_10923M294
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017814 | SectorHigh Yield Fixed IncomeFR_10923M849
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017814 | SectorInvestment Grade Fixed IncomeFR_10923M476
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000017814 | SectorU.S. Mid Cap EquitiesFR_10923P628
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017814 | SectorInternational Fixed IncomeFR_10923M450
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017814 | SectorU.S. Small Cap EquitiesFR_10923P248
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017814 | SectorInternational Developed Market EquitiesFR_10923P586
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000017814 | SectorU.S. Large Cap EquitiesFR_10923P164
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000017815 | BlackRock Bond Income PortfolioFR_10923P800
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017815 | Western Asset Management U.S. Government PortfolioFR_10923R871
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017815 | PIMCO Total Return PortfolioFR_10923M229
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000017815 | TCW Core Fixed Income PortfolioFR_10923M120
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017815 | MFS Value PortfolioFR_10923P339
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017815 | T. Rowe Price Large Cap Value PortfolioFR_10923N409
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017815 | Invesco Comstock PortfolioFR_10923M682
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017815 | Brighthouse/Wellington Core Equity Opportunities PortfolioFR_10923R814
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017815 | Harris Oakmark International PortfolioFR_10923M732
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017815 | Baillie Gifford International Stock PortfolioFR_10923P107
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017815 | SectorEmerging Market EquitiesFR_10923N797
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017815 | SectorReal Estate EquitiesFR_10923M823
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017815 | SectorGlobal EquitiesFR_10923M294
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017815 | SectorHigh Yield Fixed IncomeFR_10923M849
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017815 | SectorInvestment Grade Fixed IncomeFR_10923M476
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000017815 | SectorU.S. Mid Cap EquitiesFR_10923P628
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017815 | SectorInternational Fixed IncomeFR_10923M450
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017815 | SectorU.S. Small Cap EquitiesFR_10923P248
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017815 | SectorInternational Developed Market EquitiesFR_10923P586
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000017815 | SectorU.S. Large Cap EquitiesFR_10923P164
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000017816 | BlackRock Bond Income PortfolioFR_10923P800
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017816 | MFS Value PortfolioFR_10923P339
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017816 | T. Rowe Price Large Cap Value PortfolioFR_10923N409
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017816 | Invesco Comstock PortfolioFR_10923M682
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017816 | Brighthouse/Wellington Core Equity Opportunities PortfolioFR_10923R814
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017816 | Harris Oakmark International PortfolioFR_10923M732
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017816 | Baillie Gifford International Stock PortfolioFR_10923P107
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017816 | Jennison Growth PortfolioFR_10923P727
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017816 | Loomis Sayles Growth PortfolioFR_10923M781
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017816 | Brighthouse/Wellington Large Cap Research PortfolioFR_10923N854
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017816 | SectorEmerging Market EquitiesFR_10923N797
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017816 | SectorReal Estate EquitiesFR_10923M823
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017816 | SectorGlobal EquitiesFR_10923M294
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017816 | SectorInternational Fixed IncomeFR_10923N821
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017816 | SectorHigh Yield Fixed IncomeFR_10923M849
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017816 | SectorU.S. Large Cap EquitiesFR_10923P867
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000017816 | SectorU.S. Small Cap EquitiesFR_10923P248
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000017816 | SectorInternational Developed Market EquitiesFR_10923P586
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000017816 | SectorU.S. Mid Cap EquitiesFR_10923M336
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017816 | SectorInvestment Grade Fixed IncomeFR_10923M252
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000017817 | BlackRock Bond Income PortfolioFR_10923P800
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017817 | MFS Value PortfolioFR_10923P339
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017817 | T. Rowe Price Large Cap Value PortfolioFR_10923N409
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017817 | Invesco Comstock PortfolioFR_10923M682
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017817 | Brighthouse/Wellington Core Equity Opportunities PortfolioFR_10923R814
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017817 | Harris Oakmark International PortfolioFR_10923M732
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017817 | Baillie Gifford International Stock PortfolioFR_10923P107
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017817 | Jennison Growth PortfolioFR_10923P727
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017817 | Loomis Sayles Growth PortfolioFR_10923M781
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017817 | Brighthouse/Wellington Large Cap Research PortfolioFR_10923N854
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017817 | SectorEmerging Market EquitiesFR_10923N797
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017817 | SectorReal Estate EquitiesFR_10923M823
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017817 | SectorGlobal EquitiesFR_10923M294
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017817 | SectorInternational Fixed IncomeFR_10923N821
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017817 | SectorHigh Yield Fixed IncomeFR_10923M849
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017817 | SectorU.S. Large Cap EquitiesFR_10923P867
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000017817 | SectorU.S. Small Cap EquitiesFR_10923P248
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000017817 | SectorInternational Developed Market EquitiesFR_10923P586
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000017817 | SectorU.S. Mid Cap EquitiesFR_10923M336
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017817 | SectorInvestment Grade Fixed IncomeFR_10923M252
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000017787 | Expedia Group, Inc.FR_30212P303
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017787 | Lamar Advertising Co.FR_512816109
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017787 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017787 | Genpact Ltd.FR_G3922B107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017787 | Vontier Corp.FR_928881101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017787 | Analog Devices, Inc.FR_032654105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017787 | ICON PLCFR_G4705A100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017787 | OGE Energy Corp.FR_670837103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017787 | nVent Electric PLCFR_G6700G107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017787 | Humana, Inc.FR_444859102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017787 | SectorEnergyFR_71424F105
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017787 | SectorConsumer StaplesFR_871829107
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017787 | SectorUtilitiesFR_018802108
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000017787 | SectorCommunication ServicesFR_361ESC049
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017787 | SectorReal EstateFR_53566V106
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017787 | SectorInformation TechnologyFR_M22465104
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000017787 | SectorIndustrialsFR_302130109
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000017787 | SectorConsumer DiscretionaryFR_552953101
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000017787 | SectorHealth CareFR_071813109
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000017787 | SectorFinancialsFR_60786M105
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000017787 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.70%
C000017787 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017788 | Expedia Group, Inc.FR_30212P303
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017788 | Lamar Advertising Co.FR_512816109
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017788 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017788 | Genpact Ltd.FR_G3922B107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017788 | Vontier Corp.FR_928881101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017788 | Analog Devices, Inc.FR_032654105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017788 | ICON PLCFR_G4705A100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017788 | OGE Energy Corp.FR_670837103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017788 | nVent Electric PLCFR_G6700G107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017788 | Humana, Inc.FR_444859102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017788 | SectorEnergyFR_71424F105
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017788 | SectorConsumer StaplesFR_871829107
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017788 | SectorUtilitiesFR_018802108
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000017788 | SectorCommunication ServicesFR_361ESC049
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017788 | SectorReal EstateFR_53566V106
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017788 | SectorInformation TechnologyFR_M22465104
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000017788 | SectorIndustrialsFR_302130109
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000017788 | SectorConsumer DiscretionaryFR_552953101
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000017788 | SectorHealth CareFR_071813109
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000017788 | SectorFinancialsFR_60786M105
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000017788 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.70%
C000017788 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017789 | Expedia Group, Inc.FR_30212P303
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017789 | Lamar Advertising Co.FR_512816109
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017789 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017789 | Genpact Ltd.FR_G3922B107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017789 | Vontier Corp.FR_928881101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017789 | Analog Devices, Inc.FR_032654105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017789 | ICON PLCFR_G4705A100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017789 | OGE Energy Corp.FR_670837103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017789 | nVent Electric PLCFR_G6700G107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017789 | Humana, Inc.FR_444859102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017789 | SectorEnergyFR_71424F105
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017789 | SectorConsumer StaplesFR_871829107
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017789 | SectorUtilitiesFR_018802108
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000017789 | SectorCommunication ServicesFR_361ESC049
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017789 | SectorReal EstateFR_53566V106
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017789 | SectorInformation TechnologyFR_M22465104
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000017789 | SectorIndustrialsFR_302130109
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000017789 | SectorConsumer DiscretionaryFR_552953101
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000017789 | SectorHealth CareFR_071813109
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000017789 | SectorFinancialsFR_60786M105
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000017789 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.70%
C000017789 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000069948 | BAWAG Group AGFR_BZ1GZ0908
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000069948 | Swiss Prime Site AGFR_B083BH906
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000069948 | IAMGOLD Corp.FR_450913959
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000069948 | Swissquote Group Holding SAFR_B1X3KP908
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000069948 | Eldorado Gold Corp.FR_284902913
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000069948 | SPIE SAFR_BRB38F901
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000069948 | Finning International, Inc.FR_318071958
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000069948 | Rexel SAFR_B1VP0K904
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000069948 | Hudbay Minerals, Inc.FR_443628953
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000069948 | Aritzia, Inc.FR_04045U953
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000069948 | SectorUtilitiesFR_632005906
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000069948 | SectorReal EstateFR_468158902
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000069948 | SectorHealth CareFR_B1RGMP904
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000069948 | SectorEnergyFR_954PJR903
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000069948 | SectorConsumer StaplesFR_B021F8902
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000069948 | SectorInformation TechnologyFR_657894903
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000069948 | SectorConsumer DiscretionaryFR_967FTE908
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000069948 | SectorFinancialsFR_B3BWWB902
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000069948 | SectorMaterialsFR_9353CZ905
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000069948 | SectorIndustrialsFR_ACI1ZMDD4
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000069948 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000069948 | France
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000069948 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000069948 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000069948 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000069948 | Canada
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000069948 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069948 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000069948 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000069948 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000069949 | BAWAG Group AGFR_BZ1GZ0908
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000069949 | Swiss Prime Site AGFR_B083BH906
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000069949 | IAMGOLD Corp.FR_450913959
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000069949 | Swissquote Group Holding SAFR_B1X3KP908
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000069949 | Eldorado Gold Corp.FR_284902913
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000069949 | SPIE SAFR_BRB38F901
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000069949 | Finning International, Inc.FR_318071958
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000069949 | Rexel SAFR_B1VP0K904
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000069949 | Hudbay Minerals, Inc.FR_443628953
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000069949 | Aritzia, Inc.FR_04045U953
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000069949 | SectorUtilitiesFR_632005906
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000069949 | SectorReal EstateFR_468158902
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000069949 | SectorHealth CareFR_B1RGMP904
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000069949 | SectorEnergyFR_954PJR903
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000069949 | SectorConsumer StaplesFR_B021F8902
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000069949 | SectorInformation TechnologyFR_657894903
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000069949 | SectorConsumer DiscretionaryFR_967FTE908
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000069949 | SectorFinancialsFR_B3BWWB902
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000069949 | SectorMaterialsFR_9353CZ905
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000069949 | SectorIndustrialsFR_ACI1ZMDD4
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000069949 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000069949 | France
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000069949 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000069949 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000069949 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000069949 | Canada
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000069949 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069949 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000069949 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000069949 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000017830 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017830 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017830 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017830 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017830 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017830 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017830 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017830 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017830 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017830 | Goldman Sachs Group, Inc.FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017830 | United States TreasuryFR_912810RN0
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017830 | Fannie MaeFR_31418DYB2
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017830 | United States TreasuryFR_91282CHJ3
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017830 | UMBS, TBAFR_01F052615
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017830 | Freddie MacFR_3142J6CN1
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017830 | Government National Mortgage AssociationFR_21H022614
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017830 | Government National Mortgage AssociationFR_36179WXH6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017830 | United States TreasuryFR_912810QV3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017830 | Freddie Mac - STACRFR_35564KLU1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017830 | United States TreasuryFR_91282CJY8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017830 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017830 | France
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017830 | United States
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000017830 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017830 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017830 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017830 | Romania
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017830 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017830 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017830 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017830 | AssetAsset-Backed SecuritiesFR_499169AD2
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017830 | AssetMunicipalsFR_59261A2P1
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017830 | AssetForeign GovernmentFR_77586RAV2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017830 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017830 | AssetNon-Agency Mortgage-Backed SecuritiesFR_36198EAG0
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017830 | AssetCorporate Bonds & NotesFR_92556HAD9
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000017830 | AssetU.S. Treasury & Government AgenciesFR_912810RA8
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000017830 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_3136ARFZ6
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000017830 | AssetCommon StocksFR_45337C102
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000017831 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017831 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017831 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017831 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017831 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017831 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017831 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017831 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017831 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017831 | Goldman Sachs Group, Inc.FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017831 | United States TreasuryFR_912810RN0
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017831 | Fannie MaeFR_31418DYB2
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017831 | United States TreasuryFR_91282CHJ3
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017831 | UMBS, TBAFR_01F052615
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017831 | Freddie MacFR_3142J6CN1
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017831 | Government National Mortgage AssociationFR_21H022614
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017831 | Government National Mortgage AssociationFR_36179WXH6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017831 | United States TreasuryFR_912810QV3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017831 | Freddie Mac - STACRFR_35564KLU1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017831 | United States TreasuryFR_91282CJY8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017831 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017831 | France
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017831 | United States
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000017831 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017831 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017831 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017831 | Romania
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017831 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017831 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017831 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017831 | AssetAsset-Backed SecuritiesFR_499169AD2
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017831 | AssetMunicipalsFR_59261A2P1
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017831 | AssetForeign GovernmentFR_77586RAV2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017831 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017831 | AssetNon-Agency Mortgage-Backed SecuritiesFR_36198EAG0
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017831 | AssetCorporate Bonds & NotesFR_92556HAD9
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000017831 | AssetU.S. Treasury & Government AgenciesFR_912810RA8
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000017831 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_3136ARFZ6
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000017831 | AssetCommon StocksFR_45337C102
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000017832 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017832 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017832 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017832 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017832 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017832 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017832 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017832 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017832 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017832 | Goldman Sachs Group, Inc.FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017832 | United States TreasuryFR_912810RN0
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017832 | Fannie MaeFR_31418DYB2
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017832 | United States TreasuryFR_91282CHJ3
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017832 | UMBS, TBAFR_01F052615
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017832 | Freddie MacFR_3142J6CN1
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017832 | Government National Mortgage AssociationFR_21H022614
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017832 | Government National Mortgage AssociationFR_36179WXH6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017832 | United States TreasuryFR_912810QV3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017832 | Freddie Mac - STACRFR_35564KLU1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017832 | United States TreasuryFR_91282CJY8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017832 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017832 | France
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017832 | United States
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000017832 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017832 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017832 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017832 | Romania
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017832 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017832 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017832 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017832 | AssetAsset-Backed SecuritiesFR_499169AD2
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017832 | AssetMunicipalsFR_59261A2P1
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017832 | AssetForeign GovernmentFR_77586RAV2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017832 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017832 | AssetNon-Agency Mortgage-Backed SecuritiesFR_36198EAG0
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017832 | AssetCorporate Bonds & NotesFR_92556HAD9
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000017832 | AssetU.S. Treasury & Government AgenciesFR_912810RA8
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000017832 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_3136ARFZ6
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000017832 | AssetCommon StocksFR_45337C102
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000017772 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017772 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017772 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017772 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017772 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017772 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017772 | American Express Co.FR_025816109
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017772 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017772 | TJX Cos., Inc.FR_872540109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017772 | Texas Instruments, Inc.FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017772 | SectorMaterialsFR_829ESC9B0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017772 | SectorCommunication ServicesFR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017772 | SectorConsumer StaplesFR_023740905
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000017772 | SectorConsumer DiscretionaryFR_571903202
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000017772 | SectorIndustrialsFR_244199105
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000017772 | SectorHealth CareFR_98978V103
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000017772 | SectorFinancialsFR_571748102
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000017772 | SectorInformation TechnologyFR_032095101
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000017772 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000017772 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017772 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017773 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017773 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017773 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017773 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017773 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017773 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017773 | American Express Co.FR_025816109
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017773 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017773 | TJX Cos., Inc.FR_872540109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017773 | Texas Instruments, Inc.FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017773 | SectorMaterialsFR_829ESC9B0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017773 | SectorCommunication ServicesFR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017773 | SectorConsumer StaplesFR_023740905
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000017773 | SectorConsumer DiscretionaryFR_571903202
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000017773 | SectorIndustrialsFR_244199105
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000017773 | SectorHealth CareFR_98978V103
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000017773 | SectorFinancialsFR_571748102
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000017773 | SectorInformation TechnologyFR_032095101
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000017773 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000017773 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017773 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017774 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017774 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017774 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017774 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017774 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017774 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017774 | American Express Co.FR_025816109
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017774 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017774 | TJX Cos., Inc.FR_872540109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017774 | Texas Instruments, Inc.FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017774 | SectorMaterialsFR_829ESC9B0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017774 | SectorCommunication ServicesFR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017774 | SectorConsumer StaplesFR_023740905
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000017774 | SectorConsumer DiscretionaryFR_571903202
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000017774 | SectorIndustrialsFR_244199105
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000017774 | SectorHealth CareFR_98978V103
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000017774 | SectorFinancialsFR_571748102
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000017774 | SectorInformation TechnologyFR_032095101
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000017774 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000017774 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017774 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017769 | Teradyne, Inc.FR_880770102
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017769 | XPO, Inc.FR_983793100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017769 | FTAI Aviation Ltd.FR_G3730V105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017769 | Royal Caribbean Cruises Ltd.FR_V7780T103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017769 | Monolithic Power Systems, Inc.FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017769 | Marvell Technology, Inc.FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017769 | Vistra Corp.FR_92840M102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017769 | MongoDB, Inc.FR_60937P106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017769 | Natera, Inc.FR_632307104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017769 | Cheniere Energy, Inc.FR_16411R208
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017769 | SectorEnergyFR_71424F105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017769 | SectorMaterialsFR_26969P108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017769 | SectorCommunication ServicesFR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017769 | SectorUtilitiesFR_92840M102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017769 | SectorConsumer StaplesFR_513272104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017769 | SectorFinancialsFR_55354G100
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017769 | SectorConsumer DiscretionaryFR_778296103
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000017769 | SectorHealth CareFR_H01301128
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000017769 | SectorIndustrialsFR_05605H100
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000017769 | SectorInformation TechnologyFR_40171V100
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000017769 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017769 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000017769 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017769 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017770 | Teradyne, Inc.FR_880770102
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017770 | XPO, Inc.FR_983793100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017770 | FTAI Aviation Ltd.FR_G3730V105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017770 | Royal Caribbean Cruises Ltd.FR_V7780T103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017770 | Monolithic Power Systems, Inc.FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017770 | Marvell Technology, Inc.FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017770 | Vistra Corp.FR_92840M102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017770 | MongoDB, Inc.FR_60937P106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017770 | Natera, Inc.FR_632307104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017770 | Cheniere Energy, Inc.FR_16411R208
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017770 | SectorEnergyFR_71424F105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017770 | SectorMaterialsFR_26969P108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017770 | SectorCommunication ServicesFR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017770 | SectorUtilitiesFR_92840M102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017770 | SectorConsumer StaplesFR_513272104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017770 | SectorFinancialsFR_55354G100
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017770 | SectorConsumer DiscretionaryFR_778296103
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000017770 | SectorHealth CareFR_H01301128
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000017770 | SectorIndustrialsFR_05605H100
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000017770 | SectorInformation TechnologyFR_40171V100
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000017770 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017770 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000017770 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017770 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030922 | Teradyne, Inc.FR_880770102
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030922 | XPO, Inc.FR_983793100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030922 | FTAI Aviation Ltd.FR_G3730V105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030922 | Royal Caribbean Cruises Ltd.FR_V7780T103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030922 | Monolithic Power Systems, Inc.FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030922 | Marvell Technology, Inc.FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030922 | Vistra Corp.FR_92840M102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030922 | MongoDB, Inc.FR_60937P106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030922 | Natera, Inc.FR_632307104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030922 | Cheniere Energy, Inc.FR_16411R208
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030922 | SectorEnergyFR_71424F105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030922 | SectorMaterialsFR_26969P108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030922 | SectorCommunication ServicesFR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030922 | SectorUtilitiesFR_92840M102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030922 | SectorConsumer StaplesFR_513272104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030922 | SectorFinancialsFR_55354G100
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030922 | SectorConsumer DiscretionaryFR_778296103
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000030922 | SectorHealth CareFR_H01301128
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000030922 | SectorIndustrialsFR_05605H100
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000030922 | SectorInformation TechnologyFR_40171V100
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000030922 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030922 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000030922 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030922 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017771 | Teradyne, Inc.FR_880770102
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017771 | XPO, Inc.FR_983793100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017771 | FTAI Aviation Ltd.FR_G3730V105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017771 | Royal Caribbean Cruises Ltd.FR_V7780T103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017771 | Monolithic Power Systems, Inc.FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017771 | Marvell Technology, Inc.FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017771 | Vistra Corp.FR_92840M102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017771 | MongoDB, Inc.FR_60937P106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017771 | Natera, Inc.FR_632307104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017771 | Cheniere Energy, Inc.FR_16411R208
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017771 | SectorEnergyFR_71424F105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017771 | SectorMaterialsFR_26969P108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017771 | SectorCommunication ServicesFR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017771 | SectorUtilitiesFR_92840M102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017771 | SectorConsumer StaplesFR_513272104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017771 | SectorFinancialsFR_55354G100
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017771 | SectorConsumer DiscretionaryFR_778296103
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000017771 | SectorHealth CareFR_H01301128
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000017771 | SectorIndustrialsFR_05605H100
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000017771 | SectorInformation TechnologyFR_40171V100
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000017771 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017771 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000017771 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017771 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017793 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000017793 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017793 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000017793 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017793 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017793 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017793 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000017793 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017793 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017793 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017793 | SectorConsumer StaplesFR_931142103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017793 | SectorUtilitiesFR_21037T109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017793 | SectorIndustrialsFR_90353T100
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017793 | SectorFinancialsFR_48251W104
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000017793 | SectorHealth CareFR_101137107
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000017793 | SectorConsumer DiscretionaryFR_403197908
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000017793 | SectorCommunication ServicesFR_L8681T102
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000017793 | SectorInformation TechnologyFR_23804L103
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000017793 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017793 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017793 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.60%
C000017793 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017793 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017793 | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017794 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000017794 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017794 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000017794 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017794 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017794 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017794 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000017794 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017794 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017794 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017794 | SectorConsumer StaplesFR_931142103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017794 | SectorUtilitiesFR_21037T109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017794 | SectorIndustrialsFR_90353T100
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017794 | SectorFinancialsFR_48251W104
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000017794 | SectorHealth CareFR_101137107
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000017794 | SectorConsumer DiscretionaryFR_403197908
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000017794 | SectorCommunication ServicesFR_L8681T102
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000017794 | SectorInformation TechnologyFR_23804L103
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000017794 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017794 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017794 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.60%
C000017794 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017794 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017794 | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017795 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000017795 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017795 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000017795 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017795 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017795 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017795 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000017795 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017795 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017795 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017795 | SectorConsumer StaplesFR_931142103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017795 | SectorUtilitiesFR_21037T109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017795 | SectorIndustrialsFR_90353T100
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017795 | SectorFinancialsFR_48251W104
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000017795 | SectorHealth CareFR_101137107
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000017795 | SectorConsumer DiscretionaryFR_403197908
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000017795 | SectorCommunication ServicesFR_L8681T102
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000017795 | SectorInformation TechnologyFR_23804L103
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000017795 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017795 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017795 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.60%
C000017795 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017795 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017795 | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017799 | Moog, Inc.FR_615394202
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017799 | Bel Fuse, Inc.FR_077347300
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017799 | Array Digital Infrastructure, Inc.FR_911684108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017799 | TTM Technologies, Inc.FR_87305R109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017799 | Arcosa, Inc.FR_039653100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017799 | Popular, Inc.FR_733174700
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017799 | Ameris BancorpFR_03076K108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017799 | Garrett Motion, Inc.FR_366505105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017799 | Supernus Pharmaceuticals, Inc.FR_868459108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017799 | VSE Corp.FR_918284100
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017799 | Guernsey, Channel Islands
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017799 | SectorCommunication ServicesFR_361ESC049
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017799 | SectorUtilitiesFR_05379B107
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017799 | SectorReal EstateFR_23128Q101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017799 | SectorMaterialsFR_420261109
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017799 | SectorEnergyFR_559663109
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017799 | SectorConsumer DiscretionaryFR_882681109
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000017799 | SectorHealth CareFR_40145W101
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000017799 | SectorInformation TechnologyFR_532206109
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000017799 | SectorFinancialsFR_97717P104
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000017799 | SectorIndustrialsFR_52476L109
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000017799 | United States
Holdings [Line Items]
Percent of Net Asset Value	89.80%
C000017799 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017799 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017799 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017799 | Bahamas
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017799 | Costa Rica
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017799 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017800 | Moog, Inc.FR_615394202
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017800 | Bel Fuse, Inc.FR_077347300
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017800 | Array Digital Infrastructure, Inc.FR_911684108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017800 | TTM Technologies, Inc.FR_87305R109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017800 | Arcosa, Inc.FR_039653100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017800 | Popular, Inc.FR_733174700
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017800 | Ameris BancorpFR_03076K108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017800 | Garrett Motion, Inc.FR_366505105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017800 | Supernus Pharmaceuticals, Inc.FR_868459108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017800 | VSE Corp.FR_918284100
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017800 | Guernsey, Channel Islands
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017800 | SectorCommunication ServicesFR_361ESC049
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017800 | SectorUtilitiesFR_05379B107
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017800 | SectorReal EstateFR_23128Q101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017800 | SectorMaterialsFR_420261109
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017800 | SectorEnergyFR_559663109
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017800 | SectorConsumer DiscretionaryFR_882681109
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000017800 | SectorHealth CareFR_40145W101
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000017800 | SectorInformation TechnologyFR_532206109
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000017800 | SectorFinancialsFR_97717P104
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000017800 | SectorIndustrialsFR_52476L109
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000017800 | United States
Holdings [Line Items]
Percent of Net Asset Value	89.80%
C000017800 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017800 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017800 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017800 | Bahamas
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017800 | Costa Rica
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017800 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017801 | Moog, Inc.FR_615394202
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017801 | Bel Fuse, Inc.FR_077347300
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017801 | Array Digital Infrastructure, Inc.FR_911684108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017801 | TTM Technologies, Inc.FR_87305R109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017801 | Arcosa, Inc.FR_039653100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017801 | Popular, Inc.FR_733174700
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017801 | Ameris BancorpFR_03076K108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017801 | Garrett Motion, Inc.FR_366505105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017801 | Supernus Pharmaceuticals, Inc.FR_868459108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017801 | VSE Corp.FR_918284100
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017801 | Guernsey, Channel Islands
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017801 | SectorCommunication ServicesFR_361ESC049
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017801 | SectorUtilitiesFR_05379B107
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017801 | SectorReal EstateFR_23128Q101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017801 | SectorMaterialsFR_420261109
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017801 | SectorEnergyFR_559663109
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017801 | SectorConsumer DiscretionaryFR_882681109
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000017801 | SectorHealth CareFR_40145W101
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000017801 | SectorInformation TechnologyFR_532206109
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000017801 | SectorFinancialsFR_97717P104
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000017801 | SectorIndustrialsFR_52476L109
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000017801 | United States
Holdings [Line Items]
Percent of Net Asset Value	89.80%
C000017801 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017801 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017801 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017801 | Bahamas
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017801 | Costa Rica
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017801 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017784 | MACOM Technology Solutions Holdings, Inc.FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017784 | ATI, Inc.FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017784 | Ligand Pharmaceuticals, Inc.FR_53220K504
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017784 | Establishment Labs Holdings, Inc.FR_G31249108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017784 | Advanced Energy Industries, Inc.FR_007973100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017784 | RBC Bearings, Inc.FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017784 | Construction Partners, Inc.FR_21044C107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017784 | ESCO Technologies, Inc.FR_296315104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017784 | Vita Coco Co., Inc.FR_92846Q107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017784 | Axsome Therapeutics, Inc.FR_05464T104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017784 | Guernsey, Channel Islands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017784 | SectorEnergyFR_559663109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017784 | SectorConsumer DiscretionaryFR_882681109
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000017784 | SectorHealth CareFR_40145W101
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000017784 | SectorInformation TechnologyFR_532206109
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000017784 | SectorFinancialsFR_97717P104
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000017784 | SectorIndustrialsFR_52476L109
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000017784 | SectorCommunication ServicesFR_141788109
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017784 | SectorConsumer StaplesFR_92846Q107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017784 | United States
Holdings [Line Items]
Percent of Net Asset Value	90.70%
C000017784 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017784 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017784 | Bahamas
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017784 | Costa Rica
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017784 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017785 | MACOM Technology Solutions Holdings, Inc.FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017785 | ATI, Inc.FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017785 | Ligand Pharmaceuticals, Inc.FR_53220K504
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017785 | Establishment Labs Holdings, Inc.FR_G31249108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017785 | Advanced Energy Industries, Inc.FR_007973100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017785 | RBC Bearings, Inc.FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017785 | Construction Partners, Inc.FR_21044C107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017785 | ESCO Technologies, Inc.FR_296315104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017785 | Vita Coco Co., Inc.FR_92846Q107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017785 | Axsome Therapeutics, Inc.FR_05464T104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017785 | Guernsey, Channel Islands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017785 | SectorEnergyFR_559663109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017785 | SectorConsumer DiscretionaryFR_882681109
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000017785 | SectorHealth CareFR_40145W101
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000017785 | SectorInformation TechnologyFR_532206109
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000017785 | SectorFinancialsFR_97717P104
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000017785 | SectorIndustrialsFR_52476L109
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000017785 | SectorCommunication ServicesFR_141788109
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017785 | SectorConsumer StaplesFR_92846Q107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017785 | United States
Holdings [Line Items]
Percent of Net Asset Value	90.70%
C000017785 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017785 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017785 | Bahamas
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017785 | Costa Rica
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017785 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017786 | MACOM Technology Solutions Holdings, Inc.FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017786 | ATI, Inc.FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017786 | Ligand Pharmaceuticals, Inc.FR_53220K504
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017786 | Establishment Labs Holdings, Inc.FR_G31249108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017786 | Advanced Energy Industries, Inc.FR_007973100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017786 | RBC Bearings, Inc.FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017786 | Construction Partners, Inc.FR_21044C107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017786 | ESCO Technologies, Inc.FR_296315104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017786 | Vita Coco Co., Inc.FR_92846Q107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017786 | Axsome Therapeutics, Inc.FR_05464T104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017786 | Guernsey, Channel Islands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017786 | SectorEnergyFR_559663109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017786 | SectorConsumer DiscretionaryFR_882681109
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000017786 | SectorHealth CareFR_40145W101
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000017786 | SectorInformation TechnologyFR_532206109
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000017786 | SectorFinancialsFR_97717P104
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000017786 | SectorIndustrialsFR_52476L109
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000017786 | SectorCommunication ServicesFR_141788109
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017786 | SectorConsumer StaplesFR_92846Q107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017786 | United States
Holdings [Line Items]
Percent of Net Asset Value	90.70%
C000017786 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017786 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017786 | Bahamas
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017786 | Costa Rica
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017786 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017796 | United States TreasuryFR_91282CHT1
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000017796 | Fannie MaeFR_3140XTDK4
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000017796 | United States TreasuryFR_912810SH2
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000017796 | Freddie MacFR_3133KLTJ6
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000017796 | Government National Mortgage AssociationFR_3618N5A41
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017796 | FHLMC Multifamily Structured Pass Through Certs.FR_3137HDUV0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017796 | JPMORGAN CHASE & COFR_46647PCD6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017796 | BANK OF AMERICA CORPFR_06051GJA8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017796 | CITIGROUP INCFR_172967PF2
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017796 | WELLS FARGO & COMPANYFR_95000U3K7
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017796 | AssetAsset-Backed SecuritiesFR_47800DAD6
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017796 | AssetMunicipalsFR_13077DTS1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017796 | AssetShort-Term InvestmentsFR_912797PD3_3.4161
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017796 | AssetNon-Agency Mortgage-Backed SecuritiesFR_06540AAC5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017796 | AssetForeign GovernmentFR_46513EFG2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017796 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_31418EB82
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000017796 | AssetCorporate Bonds & NotesFR_04522KAD8
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000017796 | AssetU.S. Treasury & Government AgenciesFR_3130B5K64
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000017797 | United States TreasuryFR_91282CHT1
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000017797 | Fannie MaeFR_3140XTDK4
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000017797 | United States TreasuryFR_912810SH2
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000017797 | Freddie MacFR_3133KLTJ6
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000017797 | Government National Mortgage AssociationFR_3618N5A41
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017797 | FHLMC Multifamily Structured Pass Through Certs.FR_3137HDUV0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017797 | JPMORGAN CHASE & COFR_46647PCD6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017797 | BANK OF AMERICA CORPFR_06051GJA8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017797 | CITIGROUP INCFR_172967PF2
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017797 | WELLS FARGO & COMPANYFR_95000U3K7
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017797 | AssetAsset-Backed SecuritiesFR_47800DAD6
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017797 | AssetMunicipalsFR_13077DTS1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017797 | AssetShort-Term InvestmentsFR_912797PD3_3.4161
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017797 | AssetNon-Agency Mortgage-Backed SecuritiesFR_06540AAC5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017797 | AssetForeign GovernmentFR_46513EFG2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017797 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_31418EB82
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000017797 | AssetCorporate Bonds & NotesFR_04522KAD8
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000017797 | AssetU.S. Treasury & Government AgenciesFR_3130B5K64
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000017798 | United States TreasuryFR_91282CHT1
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000017798 | Fannie MaeFR_3140XTDK4
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000017798 | United States TreasuryFR_912810SH2
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000017798 | Freddie MacFR_3133KLTJ6
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000017798 | Government National Mortgage AssociationFR_3618N5A41
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017798 | FHLMC Multifamily Structured Pass Through Certs.FR_3137HDUV0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017798 | JPMORGAN CHASE & COFR_46647PCD6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017798 | BANK OF AMERICA CORPFR_06051GJA8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017798 | CITIGROUP INCFR_172967PF2
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017798 | WELLS FARGO & COMPANYFR_95000U3K7
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017798 | AssetAsset-Backed SecuritiesFR_47800DAD6
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017798 | AssetMunicipalsFR_13077DTS1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017798 | AssetShort-Term InvestmentsFR_912797PD3_3.4161
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017798 | AssetNon-Agency Mortgage-Backed SecuritiesFR_06540AAC5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017798 | AssetForeign GovernmentFR_46513EFG2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017798 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_31418EB82
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000017798 | AssetCorporate Bonds & NotesFR_04522KAD8
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000017798 | AssetU.S. Treasury & Government AgenciesFR_3130B5K64
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000075817 | United States TreasuryFR_91282CHT1
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000075817 | Fannie MaeFR_3140XTDK4
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000075817 | United States TreasuryFR_912810SH2
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000075817 | Freddie MacFR_3133KLTJ6
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000075817 | Government National Mortgage AssociationFR_3618N5A41
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000075817 | FHLMC Multifamily Structured Pass Through Certs.FR_3137HDUV0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000075817 | JPMORGAN CHASE & COFR_46647PCD6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000075817 | BANK OF AMERICA CORPFR_06051GJA8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000075817 | CITIGROUP INCFR_172967PF2
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000075817 | WELLS FARGO & COMPANYFR_95000U3K7
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000075817 | AssetAsset-Backed SecuritiesFR_47800DAD6
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000075817 | AssetMunicipalsFR_13077DTS1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000075817 | AssetShort-Term InvestmentsFR_912797PD3_3.4161
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000075817 | AssetNon-Agency Mortgage-Backed SecuritiesFR_06540AAC5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000075817 | AssetForeign GovernmentFR_46513EFG2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000075817 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_31418EB82
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000075817 | AssetCorporate Bonds & NotesFR_04522KAD8
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000075817 | AssetU.S. Treasury & Government AgenciesFR_3130B5K64
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000017811 | SPDR S&P MidCap 400 ETF TrustFR_78467Y107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017811 | Ciena Corp.FR_171779309
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017811 | Coherent Corp.FR_19247G107
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017811 | Lumentum Holdings, Inc.FR_55024U109
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017811 | Flex Ltd.FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017811 | Twilio, Inc.FR_90138F102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017811 | United Therapeutics Corp.FR_91307C102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017811 | Pure Storage, Inc.FR_74624M102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017811 | Casey's General Stores, Inc.FR_147528103
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017811 | Curtiss-Wright Corp.FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017811 | SectorUtilitiesFR_668074305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017811 | SectorEnergyFR_17888H103
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017811 | SectorConsumer StaplesFR_222070203
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017811 | SectorMaterialsFR_397624107
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017811 | SectorReal EstateFR_637870106
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000017811 | SectorHealth CareFR_24906P109
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000017811 | SectorConsumer DiscretionaryFR_198516106
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000017811 | SectorInformation TechnologyFR_44980X109
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000017811 | SectorFinancialsFR_488401100
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000017811 | SectorIndustrialsFR_20602D101
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000017811 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.80%
C000017811 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017811 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017811 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017811 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017811 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017811 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017812 | SPDR S&P MidCap 400 ETF TrustFR_78467Y107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017812 | Ciena Corp.FR_171779309
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017812 | Coherent Corp.FR_19247G107
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017812 | Lumentum Holdings, Inc.FR_55024U109
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017812 | Flex Ltd.FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017812 | Twilio, Inc.FR_90138F102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017812 | United Therapeutics Corp.FR_91307C102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017812 | Pure Storage, Inc.FR_74624M102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017812 | Casey's General Stores, Inc.FR_147528103
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017812 | Curtiss-Wright Corp.FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017812 | SectorUtilitiesFR_668074305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017812 | SectorEnergyFR_17888H103
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017812 | SectorConsumer StaplesFR_222070203
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017812 | SectorMaterialsFR_397624107
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017812 | SectorReal EstateFR_637870106
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000017812 | SectorHealth CareFR_24906P109
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000017812 | SectorConsumer DiscretionaryFR_198516106
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000017812 | SectorInformation TechnologyFR_44980X109
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000017812 | SectorFinancialsFR_488401100
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000017812 | SectorIndustrialsFR_20602D101
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000017812 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.80%
C000017812 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017812 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017812 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017812 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017812 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017812 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017813 | SPDR S&P MidCap 400 ETF TrustFR_78467Y107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017813 | Ciena Corp.FR_171779309
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017813 | Coherent Corp.FR_19247G107
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017813 | Lumentum Holdings, Inc.FR_55024U109
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017813 | Flex Ltd.FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017813 | Twilio, Inc.FR_90138F102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017813 | United Therapeutics Corp.FR_91307C102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017813 | Pure Storage, Inc.FR_74624M102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017813 | Casey's General Stores, Inc.FR_147528103
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017813 | Curtiss-Wright Corp.FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017813 | SectorUtilitiesFR_668074305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017813 | SectorEnergyFR_17888H103
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017813 | SectorConsumer StaplesFR_222070203
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017813 | SectorMaterialsFR_397624107
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017813 | SectorReal EstateFR_637870106
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000017813 | SectorHealth CareFR_24906P109
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000017813 | SectorConsumer DiscretionaryFR_198516106
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000017813 | SectorInformation TechnologyFR_44980X109
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000017813 | SectorFinancialsFR_488401100
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000017813 | SectorIndustrialsFR_20602D101
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000017813 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.80%
C000017813 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017813 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017813 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017813 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017813 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017813 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000075818 | SPDR S&P MidCap 400 ETF TrustFR_78467Y107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000075818 | Ciena Corp.FR_171779309
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000075818 | Coherent Corp.FR_19247G107
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000075818 | Lumentum Holdings, Inc.FR_55024U109
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000075818 | Flex Ltd.FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000075818 | Twilio, Inc.FR_90138F102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000075818 | United Therapeutics Corp.FR_91307C102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000075818 | Pure Storage, Inc.FR_74624M102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000075818 | Casey's General Stores, Inc.FR_147528103
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000075818 | Curtiss-Wright Corp.FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000075818 | SectorUtilitiesFR_668074305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000075818 | SectorEnergyFR_17888H103
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000075818 | SectorConsumer StaplesFR_222070203
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000075818 | SectorMaterialsFR_397624107
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000075818 | SectorReal EstateFR_637870106
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000075818 | SectorHealth CareFR_24906P109
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000075818 | SectorConsumer DiscretionaryFR_198516106
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000075818 | SectorInformation TechnologyFR_44980X109
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000075818 | SectorFinancialsFR_488401100
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000075818 | SectorIndustrialsFR_20602D101
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000075818 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.80%
C000075818 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000075818 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000075818 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000075818 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000075818 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000075818 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017827 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017827 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017827 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017827 | HSBC Holdings PLCFR_054052907
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017827 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017827 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017827 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017827 | Siemens AGFR_572797900
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017827 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017827 | Toyota Motor Corp.FR_690064001
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017827 | SectorEnergyFR_457270007
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017827 | SectorUtilitiesFR_466160009
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017827 | SectorCommunication ServicesFR_763439908
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017827 | SectorMaterialsFR_645553900
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017827 | SectorConsumer StaplesFR_B14RJB900
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000017827 | SectorInformation TechnologyFR_614168904
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000017827 | SectorConsumer DiscretionaryFR_BG0SC1908
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000017827 | SectorHealth CareFR_B7FC07907
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000017827 | SectorIndustrialsFR_601490006
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000017827 | SectorFinancialsFR_ACI1MH6Q8
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000017827 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017827 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017827 | France
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000017827 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000017827 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000017827 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000017827 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000017827 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017827 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000017827 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017828 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017828 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017828 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017828 | HSBC Holdings PLCFR_054052907
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017828 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017828 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017828 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017828 | Siemens AGFR_572797900
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017828 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017828 | Toyota Motor Corp.FR_690064001
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017828 | SectorEnergyFR_457270007
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017828 | SectorUtilitiesFR_466160009
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017828 | SectorCommunication ServicesFR_763439908
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017828 | SectorMaterialsFR_645553900
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017828 | SectorConsumer StaplesFR_B14RJB900
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000017828 | SectorInformation TechnologyFR_614168904
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000017828 | SectorConsumer DiscretionaryFR_BG0SC1908
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000017828 | SectorHealth CareFR_B7FC07907
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000017828 | SectorIndustrialsFR_601490006
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000017828 | SectorFinancialsFR_ACI1MH6Q8
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000017828 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017828 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017828 | France
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000017828 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000017828 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000017828 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000017828 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000017828 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017828 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000017828 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017829 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017829 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017829 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017829 | HSBC Holdings PLCFR_054052907
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017829 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017829 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017829 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017829 | Siemens AGFR_572797900
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017829 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017829 | Toyota Motor Corp.FR_690064001
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017829 | SectorEnergyFR_457270007
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017829 | SectorUtilitiesFR_466160009
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017829 | SectorCommunication ServicesFR_763439908
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017829 | SectorMaterialsFR_645553900
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017829 | SectorConsumer StaplesFR_B14RJB900
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000017829 | SectorInformation TechnologyFR_614168904
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000017829 | SectorConsumer DiscretionaryFR_BG0SC1908
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000017829 | SectorHealth CareFR_B7FC07907
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000017829 | SectorIndustrialsFR_601490006
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000017829 | SectorFinancialsFR_ACI1MH6Q8
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000017829 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017829 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017829 | France
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000017829 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000017829 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000017829 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000017829 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000017829 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017829 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000017829 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000075820 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000075820 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000075820 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000075820 | HSBC Holdings PLCFR_054052907
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000075820 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000075820 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000075820 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000075820 | Siemens AGFR_572797900
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000075820 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000075820 | Toyota Motor Corp.FR_690064001
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000075820 | SectorEnergyFR_457270007
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000075820 | SectorUtilitiesFR_466160009
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000075820 | SectorCommunication ServicesFR_763439908
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000075820 | SectorMaterialsFR_645553900
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000075820 | SectorConsumer StaplesFR_B14RJB900
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000075820 | SectorInformation TechnologyFR_614168904
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000075820 | SectorConsumer DiscretionaryFR_BG0SC1908
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000075820 | SectorHealth CareFR_B7FC07907
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000075820 | SectorIndustrialsFR_601490006
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000075820 | SectorFinancialsFR_ACI1MH6Q8
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000075820 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000075820 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000075820 | France
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000075820 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000075820 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000075820 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000075820 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000075820 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000075820 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000075820 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017839 | iShares Russell 2000 ETFFR_464287655
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017839 | Credo Technology Group Holding Ltd.FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017839 | Bloom Energy Corp.FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017839 | FabrinetFR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017839 | IonQ, Inc.FR_46222L108
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017839 | EchoStar Corp.FR_278768106
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017839 | Nextpower, Inc.FR_65290E101
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017839 | Kratos Defense & Security Solutions, Inc.FR_50077B207
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017839 | Guardant Health, Inc.FR_40131M109
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017839 | Hecla Mining Co.FR_422704106
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017839 | SectorCommunication ServicesFR_374275105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017839 | SectorUtilitiesFR_127537207
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017839 | SectorMaterialsFR_218683100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017839 | SectorEnergyFR_64361Q101
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017839 | SectorReal EstateFR_65340G205
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017839 | SectorConsumer DiscretionaryFR_83125X103
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000017839 | SectorInformation TechnologyFR_092915107
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000017839 | SectorIndustrialsFR_451CVR021
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000017839 | SectorFinancialsFR_70451A104
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000017839 | SectorHealth CareFR_88427A107
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000017839 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.80%
C000017839 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017839 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017839 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017839 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017839 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017839 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017839 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017839 | Cameroon
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017839 | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017840 | iShares Russell 2000 ETFFR_464287655
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017840 | Credo Technology Group Holding Ltd.FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017840 | Bloom Energy Corp.FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017840 | FabrinetFR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017840 | IonQ, Inc.FR_46222L108
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017840 | EchoStar Corp.FR_278768106
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017840 | Nextpower, Inc.FR_65290E101
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017840 | Kratos Defense & Security Solutions, Inc.FR_50077B207
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017840 | Guardant Health, Inc.FR_40131M109
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017840 | Hecla Mining Co.FR_422704106
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017840 | SectorCommunication ServicesFR_374275105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017840 | SectorUtilitiesFR_127537207
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017840 | SectorMaterialsFR_218683100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017840 | SectorEnergyFR_64361Q101
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017840 | SectorReal EstateFR_65340G205
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017840 | SectorConsumer DiscretionaryFR_83125X103
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000017840 | SectorInformation TechnologyFR_092915107
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000017840 | SectorIndustrialsFR_451CVR021
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000017840 | SectorFinancialsFR_70451A104
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000017840 | SectorHealth CareFR_88427A107
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000017840 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.80%
C000017840 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017840 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017840 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017840 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017840 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017840 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017840 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017840 | Cameroon
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017840 | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017841 | iShares Russell 2000 ETFFR_464287655
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017841 | Credo Technology Group Holding Ltd.FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017841 | Bloom Energy Corp.FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017841 | FabrinetFR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017841 | IonQ, Inc.FR_46222L108
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017841 | EchoStar Corp.FR_278768106
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017841 | Nextpower, Inc.FR_65290E101
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017841 | Kratos Defense & Security Solutions, Inc.FR_50077B207
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017841 | Guardant Health, Inc.FR_40131M109
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017841 | Hecla Mining Co.FR_422704106
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017841 | SectorCommunication ServicesFR_374275105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017841 | SectorUtilitiesFR_127537207
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017841 | SectorMaterialsFR_218683100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017841 | SectorEnergyFR_64361Q101
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017841 | SectorReal EstateFR_65340G205
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017841 | SectorConsumer DiscretionaryFR_83125X103
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000017841 | SectorInformation TechnologyFR_092915107
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000017841 | SectorIndustrialsFR_451CVR021
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000017841 | SectorFinancialsFR_70451A104
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000017841 | SectorHealth CareFR_88427A107
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000017841 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.80%
C000017841 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017841 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017841 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017841 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017841 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017841 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017841 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017841 | Cameroon
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017841 | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000075821 | iShares Russell 2000 ETFFR_464287655
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000075821 | Credo Technology Group Holding Ltd.FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000075821 | Bloom Energy Corp.FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000075821 | FabrinetFR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000075821 | IonQ, Inc.FR_46222L108
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000075821 | EchoStar Corp.FR_278768106
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000075821 | Nextpower, Inc.FR_65290E101
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000075821 | Kratos Defense & Security Solutions, Inc.FR_50077B207
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000075821 | Guardant Health, Inc.FR_40131M109
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000075821 | Hecla Mining Co.FR_422704106
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000075821 | SectorCommunication ServicesFR_374275105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000075821 | SectorUtilitiesFR_127537207
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000075821 | SectorMaterialsFR_218683100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000075821 | SectorEnergyFR_64361Q101
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000075821 | SectorReal EstateFR_65340G205
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000075821 | SectorConsumer DiscretionaryFR_83125X103
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000075821 | SectorInformation TechnologyFR_092915107
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000075821 | SectorIndustrialsFR_451CVR021
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000075821 | SectorFinancialsFR_70451A104
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000075821 | SectorHealth CareFR_88427A107
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000075821 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.80%
C000075821 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000075821 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000075821 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000075821 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000075821 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000075821 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000075821 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000075821 | Cameroon
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000075821 | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017818 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000017818 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000017818 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017818 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000017818 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017818 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000017818 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017818 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017818 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017818 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017818 | SectorConsumer DiscretionaryFR_552953101
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000017818 | SectorMaterialsFR_61945C103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017818 | SectorUtilitiesFR_00130H105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017818 | SectorEnergyFR_03743Q108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017818 | SectorConsumer StaplesFR_115637209
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017818 | SectorIndustrialsFR_831865209
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017818 | SectorHealth CareFR_23918K108
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000017818 | SectorCommunication ServicesFR_65249B208
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000017818 | SectorFinancialsFR_29530P102
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000017818 | SectorInformation TechnologyFR_83088M102
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000017818 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017818 | United States
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000017818 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017819 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000017819 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000017819 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017819 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000017819 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017819 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000017819 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017819 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017819 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017819 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017819 | SectorConsumer DiscretionaryFR_552953101
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000017819 | SectorMaterialsFR_61945C103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017819 | SectorUtilitiesFR_00130H105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017819 | SectorEnergyFR_03743Q108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017819 | SectorConsumer StaplesFR_115637209
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017819 | SectorIndustrialsFR_831865209
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017819 | SectorHealth CareFR_23918K108
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000017819 | SectorCommunication ServicesFR_65249B208
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000017819 | SectorFinancialsFR_29530P102
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000017819 | SectorInformation TechnologyFR_83088M102
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000017819 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017819 | United States
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000017819 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000075819 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000075819 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000075819 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000075819 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000075819 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000075819 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000075819 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000075819 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000075819 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000075819 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000075819 | SectorConsumer DiscretionaryFR_552953101
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000075819 | SectorMaterialsFR_61945C103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000075819 | SectorUtilitiesFR_00130H105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000075819 | SectorEnergyFR_03743Q108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000075819 | SectorConsumer StaplesFR_115637209
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000075819 | SectorIndustrialsFR_831865209
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000075819 | SectorHealth CareFR_23918K108
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000075819 | SectorCommunication ServicesFR_65249B208
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000075819 | SectorFinancialsFR_29530P102
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000075819 | SectorInformation TechnologyFR_83088M102
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000075819 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000075819 | United States
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000075819 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017820 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000017820 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000017820 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017820 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000017820 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017820 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000017820 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017820 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017820 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017820 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017820 | SectorConsumer DiscretionaryFR_552953101
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000017820 | SectorMaterialsFR_61945C103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017820 | SectorUtilitiesFR_00130H105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017820 | SectorEnergyFR_03743Q108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017820 | SectorConsumer StaplesFR_115637209
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017820 | SectorIndustrialsFR_831865209
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017820 | SectorHealth CareFR_23918K108
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000017820 | SectorCommunication ServicesFR_65249B208
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000017820 | SectorFinancialsFR_29530P102
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000017820 | SectorInformation TechnologyFR_83088M102
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000017820 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017820 | United States
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000017820 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000150812 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000150812 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000150812 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000150812 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000150812 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000150812 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000150812 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000150812 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000150812 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000150812 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000150812 | SectorConsumer DiscretionaryFR_552953101
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000150812 | SectorMaterialsFR_61945C103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150812 | SectorUtilitiesFR_00130H105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000150812 | SectorEnergyFR_03743Q108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000150812 | SectorConsumer StaplesFR_115637209
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000150812 | SectorIndustrialsFR_831865209
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000150812 | SectorHealth CareFR_23918K108
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000150812 | SectorCommunication ServicesFR_65249B208
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000150812 | SectorFinancialsFR_29530P102
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000150812 | SectorInformation TechnologyFR_83088M102
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000150812 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000150812 | United States
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000150812 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017824 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017824 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017824 | Becton Dickinson & Co.FR_075887109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017824 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017824 | Medtronic PLCFR_G5960L103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017824 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017824 | Pfizer, Inc.FR_717081103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017824 | Omnicom Group, Inc.FR_681919106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017824 | Kenvue, Inc.FR_49177J102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017824 | Cigna GroupFR_125523100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017824 | United States TreasuryFR_912810RT7
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017824 | United States TreasuryFR_91282CKX8
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017824 | Fannie MaeFR_3140N55Y6
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017824 | Government National Mortgage AssociationFR_3618N5JE0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017824 | Freddie MacFR_3133B0SP9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017824 | LoanCore 2021-CRE6 Issuer, Ltd.FR_53948HAE6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017824 | OCP CLO LtdFR_67092DBF5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017824 | UMBS, TBAFR_01F020612
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017824 | JPMORGAN CHASE & COFR_46647PCR5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017824 | ANGLO AMERICAN CAPITALFR_034863AX8
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017824 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017824 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017824 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017824 | United States
Holdings [Line Items]
Percent of Net Asset Value	87.90%
C000017824 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017824 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017824 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017824 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017824 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017824 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017824 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017824 | AssetConvertible Preferred StocksFR_097023204
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017824 | AssetMunicipalsFR_341271AF1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017824 | AssetPreferred StocksFR_677381907
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017824 | AssetNon-Agency Mortgage-Backed SecuritiesFR_08163VAC1
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017824 | AssetAsset-Backed SecuritiesFR_76110VSS8
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017824 | AssetU.S. Treasury & Government AgenciesFR_912810RK6
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017824 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_36290SEQ0
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017824 | AssetCorporate Bonds & NotesFR_571903BG7
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000017824 | AssetCommon StocksFR_68622V106
Holdings [Line Items]
Percent of Net Asset Value	58.70%
C000017825 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017825 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017825 | Becton Dickinson & Co.FR_075887109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017825 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017825 | Medtronic PLCFR_G5960L103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017825 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017825 | Pfizer, Inc.FR_717081103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017825 | Omnicom Group, Inc.FR_681919106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017825 | Kenvue, Inc.FR_49177J102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017825 | Cigna GroupFR_125523100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017825 | United States TreasuryFR_912810RT7
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017825 | United States TreasuryFR_91282CKX8
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017825 | Fannie MaeFR_3140N55Y6
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017825 | Government National Mortgage AssociationFR_3618N5JE0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017825 | Freddie MacFR_3133B0SP9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017825 | LoanCore 2021-CRE6 Issuer, Ltd.FR_53948HAE6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017825 | OCP CLO LtdFR_67092DBF5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017825 | UMBS, TBAFR_01F020612
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017825 | JPMORGAN CHASE & COFR_46647PCR5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017825 | ANGLO AMERICAN CAPITALFR_034863AX8
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017825 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017825 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017825 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017825 | United States
Holdings [Line Items]
Percent of Net Asset Value	87.90%
C000017825 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017825 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017825 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017825 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017825 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017825 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017825 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017825 | AssetConvertible Preferred StocksFR_097023204
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017825 | AssetMunicipalsFR_341271AF1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017825 | AssetPreferred StocksFR_677381907
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017825 | AssetNon-Agency Mortgage-Backed SecuritiesFR_08163VAC1
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017825 | AssetAsset-Backed SecuritiesFR_76110VSS8
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017825 | AssetU.S. Treasury & Government AgenciesFR_912810RK6
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017825 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_36290SEQ0
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017825 | AssetCorporate Bonds & NotesFR_571903BG7
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000017825 | AssetCommon StocksFR_68622V106
Holdings [Line Items]
Percent of Net Asset Value	58.70%
C000017826 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017826 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017826 | Becton Dickinson & Co.FR_075887109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017826 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017826 | Medtronic PLCFR_G5960L103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017826 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017826 | Pfizer, Inc.FR_717081103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017826 | Omnicom Group, Inc.FR_681919106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017826 | Kenvue, Inc.FR_49177J102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017826 | Cigna GroupFR_125523100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017826 | United States TreasuryFR_912810RT7
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017826 | United States TreasuryFR_91282CKX8
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017826 | Fannie MaeFR_3140N55Y6
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017826 | Government National Mortgage AssociationFR_3618N5JE0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017826 | Freddie MacFR_3133B0SP9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017826 | LoanCore 2021-CRE6 Issuer, Ltd.FR_53948HAE6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017826 | OCP CLO LtdFR_67092DBF5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017826 | UMBS, TBAFR_01F020612
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017826 | JPMORGAN CHASE & COFR_46647PCR5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017826 | ANGLO AMERICAN CAPITALFR_034863AX8
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017826 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017826 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017826 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017826 | United States
Holdings [Line Items]
Percent of Net Asset Value	87.90%
C000017826 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017826 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017826 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017826 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017826 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017826 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017826 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017826 | AssetConvertible Preferred StocksFR_097023204
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017826 | AssetMunicipalsFR_341271AF1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017826 | AssetPreferred StocksFR_677381907
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017826 | AssetNon-Agency Mortgage-Backed SecuritiesFR_08163VAC1
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017826 | AssetAsset-Backed SecuritiesFR_76110VSS8
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017826 | AssetU.S. Treasury & Government AgenciesFR_912810RK6
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017826 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_36290SEQ0
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017826 | AssetCorporate Bonds & NotesFR_571903BG7
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000017826 | AssetCommon StocksFR_68622V106
Holdings [Line Items]
Percent of Net Asset Value	58.70%
C000030927 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030927 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030927 | Becton Dickinson & Co.FR_075887109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030927 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030927 | Medtronic PLCFR_G5960L103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030927 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030927 | Pfizer, Inc.FR_717081103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030927 | Omnicom Group, Inc.FR_681919106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030927 | Kenvue, Inc.FR_49177J102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030927 | Cigna GroupFR_125523100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030927 | United States TreasuryFR_912810RT7
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030927 | United States TreasuryFR_91282CKX8
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030927 | Fannie MaeFR_3140N55Y6
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030927 | Government National Mortgage AssociationFR_3618N5JE0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030927 | Freddie MacFR_3133B0SP9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030927 | LoanCore 2021-CRE6 Issuer, Ltd.FR_53948HAE6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030927 | OCP CLO LtdFR_67092DBF5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030927 | UMBS, TBAFR_01F020612
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030927 | JPMORGAN CHASE & COFR_46647PCR5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030927 | ANGLO AMERICAN CAPITALFR_034863AX8
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030927 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030927 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030927 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030927 | United States
Holdings [Line Items]
Percent of Net Asset Value	87.90%
C000030927 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030927 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030927 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030927 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030927 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030927 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030927 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030927 | AssetConvertible Preferred StocksFR_097023204
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030927 | AssetMunicipalsFR_341271AF1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030927 | AssetPreferred StocksFR_677381907
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030927 | AssetNon-Agency Mortgage-Backed SecuritiesFR_08163VAC1
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030927 | AssetAsset-Backed SecuritiesFR_76110VSS8
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030927 | AssetU.S. Treasury & Government AgenciesFR_912810RK6
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000030927 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_36290SEQ0
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000030927 | AssetCorporate Bonds & NotesFR_571903BG7
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000030927 | AssetCommon StocksFR_68622V106
Holdings [Line Items]
Percent of Net Asset Value	58.70%
C000017790 | Analog Devices, Inc.FR_032654105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017790 | American Express Co.FR_025816109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017790 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017790 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017790 | Cigna GroupFR_125523100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017790 | Progressive Corp.FR_743315103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017790 | McKesson Corp.FR_58155Q103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017790 | RTX Corp.FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017790 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017790 | Morgan StanleyFR_617446448
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017790 | SectorConsumer DiscretionaryFR_571903202
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017790 | SectorMaterialsFR_824348106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017790 | SectorReal EstateFR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017790 | SectorConsumer StaplesFR_49177J102
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017790 | SectorEnergyFR_26875P101
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017790 | SectorInformation TechnologyFR_882508104
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000017790 | SectorUtilitiesFR_025537101
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000017790 | SectorHealth CareFR_58507V107
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000017790 | SectorIndustrialsFR_68902V107
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000017790 | SectorFinancialsFR_03990B101
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000017790 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017790 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000017790 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017790 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017791 | Analog Devices, Inc.FR_032654105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017791 | American Express Co.FR_025816109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017791 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017791 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017791 | Cigna GroupFR_125523100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017791 | Progressive Corp.FR_743315103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017791 | McKesson Corp.FR_58155Q103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017791 | RTX Corp.FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017791 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017791 | Morgan StanleyFR_617446448
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017791 | SectorConsumer DiscretionaryFR_571903202
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017791 | SectorMaterialsFR_824348106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017791 | SectorReal EstateFR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017791 | SectorConsumer StaplesFR_49177J102
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017791 | SectorEnergyFR_26875P101
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017791 | SectorInformation TechnologyFR_882508104
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000017791 | SectorUtilitiesFR_025537101
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000017791 | SectorHealth CareFR_58507V107
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000017791 | SectorIndustrialsFR_68902V107
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000017791 | SectorFinancialsFR_03990B101
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000017791 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017791 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000017791 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017791 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000124380 | Analog Devices, Inc.FR_032654105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000124380 | American Express Co.FR_025816109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000124380 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000124380 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000124380 | Cigna GroupFR_125523100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000124380 | Progressive Corp.FR_743315103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000124380 | McKesson Corp.FR_58155Q103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000124380 | RTX Corp.FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000124380 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000124380 | Morgan StanleyFR_617446448
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000124380 | SectorConsumer DiscretionaryFR_571903202
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000124380 | SectorMaterialsFR_824348106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000124380 | SectorReal EstateFR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000124380 | SectorConsumer StaplesFR_49177J102
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000124380 | SectorEnergyFR_26875P101
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000124380 | SectorInformation TechnologyFR_882508104
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000124380 | SectorUtilitiesFR_025537101
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000124380 | SectorHealth CareFR_58507V107
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000124380 | SectorIndustrialsFR_68902V107
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000124380 | SectorFinancialsFR_03990B101
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000124380 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000124380 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000124380 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000124380 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017792 | Analog Devices, Inc.FR_032654105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017792 | American Express Co.FR_025816109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017792 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017792 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017792 | Cigna GroupFR_125523100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017792 | Progressive Corp.FR_743315103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017792 | McKesson Corp.FR_58155Q103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017792 | RTX Corp.FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017792 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017792 | Morgan StanleyFR_617446448
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017792 | SectorConsumer DiscretionaryFR_571903202
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017792 | SectorMaterialsFR_824348106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017792 | SectorReal EstateFR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017792 | SectorConsumer StaplesFR_49177J102
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017792 | SectorEnergyFR_26875P101
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017792 | SectorInformation TechnologyFR_882508104
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000017792 | SectorUtilitiesFR_025537101
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000017792 | SectorHealth CareFR_58507V107
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000017792 | SectorIndustrialsFR_68902V107
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000017792 | SectorFinancialsFR_03990B101
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000017792 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017792 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000017792 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017792 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017867 | RBC Bearings, Inc.FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017867 | Valmont Industries, Inc.FR_920253101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017867 | White Mountains Insurance Group Ltd.FR_G9618E107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017867 | Kirby Corp.FR_497266106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017867 | Prosperity Bancshares, Inc.FR_743606105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017867 | Community Financial System, Inc.FR_203607106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017867 | Littelfuse, Inc.FR_537008104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017867 | Nexstar Media Group, Inc.FR_65336K103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017867 | UMB Financial Corp.FR_902788108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017867 | MKS, Inc.FR_55306N104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017867 | SectorCommunication ServicesFR_968223206
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017867 | SectorReal EstateFR_194693107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017867 | SectorMaterialsFR_498894104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017867 | SectorUtilitiesFR_596680108
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000017867 | SectorEnergyFR_03957W106
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017867 | SectorHealth CareFR_902673102
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017867 | SectorConsumer DiscretionaryFR_005098108
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000017867 | SectorInformation TechnologyFR_205249105
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000017867 | SectorFinancialsFR_82452J109
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000017867 | SectorIndustrialsFR_740444104
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000017867 | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017867 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000017867 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017868 | RBC Bearings, Inc.FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017868 | Valmont Industries, Inc.FR_920253101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017868 | White Mountains Insurance Group Ltd.FR_G9618E107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017868 | Kirby Corp.FR_497266106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017868 | Prosperity Bancshares, Inc.FR_743606105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017868 | Community Financial System, Inc.FR_203607106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017868 | Littelfuse, Inc.FR_537008104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017868 | Nexstar Media Group, Inc.FR_65336K103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017868 | UMB Financial Corp.FR_902788108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017868 | MKS, Inc.FR_55306N104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017868 | SectorCommunication ServicesFR_968223206
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017868 | SectorReal EstateFR_194693107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017868 | SectorMaterialsFR_498894104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017868 | SectorUtilitiesFR_596680108
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000017868 | SectorEnergyFR_03957W106
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017868 | SectorHealth CareFR_902673102
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017868 | SectorConsumer DiscretionaryFR_005098108
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000017868 | SectorInformation TechnologyFR_205249105
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000017868 | SectorFinancialsFR_82452J109
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000017868 | SectorIndustrialsFR_740444104
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000017868 | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017868 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000017868 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017869 | RBC Bearings, Inc.FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017869 | Valmont Industries, Inc.FR_920253101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017869 | White Mountains Insurance Group Ltd.FR_G9618E107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017869 | Kirby Corp.FR_497266106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017869 | Prosperity Bancshares, Inc.FR_743606105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017869 | Community Financial System, Inc.FR_203607106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017869 | Littelfuse, Inc.FR_537008104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017869 | Nexstar Media Group, Inc.FR_65336K103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017869 | UMB Financial Corp.FR_902788108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017869 | MKS, Inc.FR_55306N104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017869 | SectorCommunication ServicesFR_968223206
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017869 | SectorReal EstateFR_194693107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017869 | SectorMaterialsFR_498894104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017869 | SectorUtilitiesFR_596680108
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000017869 | SectorEnergyFR_03957W106
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017869 | SectorHealth CareFR_902673102
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017869 | SectorConsumer DiscretionaryFR_005098108
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000017869 | SectorInformation TechnologyFR_205249105
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000017869 | SectorFinancialsFR_82452J109
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000017869 | SectorIndustrialsFR_740444104
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000017869 | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017869 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000017869 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017848 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000017848 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000017848 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017848 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000017848 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017848 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000017848 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017848 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017848 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017848 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017848 | SectorMaterialsFR_824348106
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017848 | SectorHealth CareFR_58507V107
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000017848 | SectorConsumer StaplesFR_967BKB001
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017848 | SectorReal EstateFR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017848 | SectorIndustrialsFR_954XEAII9
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017848 | SectorFinancialsFR_892672106
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017848 | SectorConsumer DiscretionaryFR_942EAB907
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000017848 | SectorCommunication ServicesFR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000017848 | SectorInformation TechnologyFR_943FYF007
Holdings [Line Items]
Percent of Net Asset Value	52.20%
C000017848 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017848 | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017848 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017848 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017848 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.60%
C000017848 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017848 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017848 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017848 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017849 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000017849 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000017849 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017849 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000017849 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017849 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000017849 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017849 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017849 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017849 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017849 | SectorMaterialsFR_824348106
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017849 | SectorHealth CareFR_58507V107
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000017849 | SectorConsumer StaplesFR_967BKB001
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017849 | SectorReal EstateFR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017849 | SectorIndustrialsFR_954XEAII9
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017849 | SectorFinancialsFR_892672106
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017849 | SectorConsumer DiscretionaryFR_942EAB907
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000017849 | SectorCommunication ServicesFR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000017849 | SectorInformation TechnologyFR_943FYF007
Holdings [Line Items]
Percent of Net Asset Value	52.20%
C000017849 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017849 | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017849 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017849 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017849 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.60%
C000017849 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017849 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017849 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017849 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017850 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000017850 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000017850 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017850 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000017850 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017850 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000017850 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017850 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017850 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017850 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017850 | SectorMaterialsFR_824348106
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017850 | SectorHealth CareFR_58507V107
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000017850 | SectorConsumer StaplesFR_967BKB001
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017850 | SectorReal EstateFR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017850 | SectorIndustrialsFR_954XEAII9
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017850 | SectorFinancialsFR_892672106
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017850 | SectorConsumer DiscretionaryFR_942EAB907
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000017850 | SectorCommunication ServicesFR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000017850 | SectorInformation TechnologyFR_943FYF007
Holdings [Line Items]
Percent of Net Asset Value	52.20%
C000017850 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017850 | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017850 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017850 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017850 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.60%
C000017850 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017850 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017850 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017850 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017851 | Credo Technology Group Holding Ltd.FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017851 | FabrinetFR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017851 | Nextpower, Inc.FR_65290E101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017851 | Guardant Health, Inc.FR_40131M109
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017851 | Rambus, Inc.FR_750917106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017851 | InterDigital, Inc.FR_45867G101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017851 | SPX Technologies, Inc.FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017851 | Ensign Group, Inc.FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017851 | Sterling Infrastructure, Inc.FR_859241101
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017851 | StoneX Group, Inc.FR_861896108
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017851 | SectorCommunication ServicesFR_361ESC049
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017851 | SectorReal EstateFR_76169C100
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017851 | SectorConsumer StaplesFR_85208M102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017851 | SectorMaterialsFR_011532959
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017851 | SectorEnergyFR_292671708
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017851 | SectorFinancialsFR_407497106
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000017851 | SectorConsumer DiscretionaryFR_917047102
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000017851 | SectorInformation TechnologyFR_21874A106
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000017851 | SectorIndustrialsFR_29415C101
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000017851 | SectorHealth CareFR_47103J105
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000017851 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017851 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017851 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.40%
C000017851 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017851 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017851 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017851 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017852 | Credo Technology Group Holding Ltd.FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017852 | FabrinetFR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017852 | Nextpower, Inc.FR_65290E101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017852 | Guardant Health, Inc.FR_40131M109
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017852 | Rambus, Inc.FR_750917106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017852 | InterDigital, Inc.FR_45867G101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017852 | SPX Technologies, Inc.FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017852 | Ensign Group, Inc.FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017852 | Sterling Infrastructure, Inc.FR_859241101
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017852 | StoneX Group, Inc.FR_861896108
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017852 | SectorCommunication ServicesFR_361ESC049
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017852 | SectorReal EstateFR_76169C100
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017852 | SectorConsumer StaplesFR_85208M102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017852 | SectorMaterialsFR_011532959
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017852 | SectorEnergyFR_292671708
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017852 | SectorFinancialsFR_407497106
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000017852 | SectorConsumer DiscretionaryFR_917047102
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000017852 | SectorInformation TechnologyFR_21874A106
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000017852 | SectorIndustrialsFR_29415C101
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000017852 | SectorHealth CareFR_47103J105
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000017852 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017852 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017852 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.40%
C000017852 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017852 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017852 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017852 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017853 | Credo Technology Group Holding Ltd.FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017853 | FabrinetFR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017853 | Nextpower, Inc.FR_65290E101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017853 | Guardant Health, Inc.FR_40131M109
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017853 | Rambus, Inc.FR_750917106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017853 | InterDigital, Inc.FR_45867G101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017853 | SPX Technologies, Inc.FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017853 | Ensign Group, Inc.FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017853 | Sterling Infrastructure, Inc.FR_859241101
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017853 | StoneX Group, Inc.FR_861896108
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017853 | SectorCommunication ServicesFR_361ESC049
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017853 | SectorReal EstateFR_76169C100
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017853 | SectorConsumer StaplesFR_85208M102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017853 | SectorMaterialsFR_011532959
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017853 | SectorEnergyFR_292671708
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017853 | SectorFinancialsFR_407497106
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000017853 | SectorConsumer DiscretionaryFR_917047102
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000017853 | SectorInformation TechnologyFR_21874A106
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000017853 | SectorIndustrialsFR_29415C101
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000017853 | SectorHealth CareFR_47103J105
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000017853 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017853 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017853 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.40%
C000017853 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017853 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017853 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017853 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000150813 | Credo Technology Group Holding Ltd.FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000150813 | FabrinetFR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000150813 | Nextpower, Inc.FR_65290E101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000150813 | Guardant Health, Inc.FR_40131M109
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000150813 | Rambus, Inc.FR_750917106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000150813 | InterDigital, Inc.FR_45867G101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000150813 | SPX Technologies, Inc.FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000150813 | Ensign Group, Inc.FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000150813 | Sterling Infrastructure, Inc.FR_859241101
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000150813 | StoneX Group, Inc.FR_861896108
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000150813 | SectorCommunication ServicesFR_361ESC049
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000150813 | SectorReal EstateFR_76169C100
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000150813 | SectorConsumer StaplesFR_85208M102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000150813 | SectorMaterialsFR_011532959
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000150813 | SectorEnergyFR_292671708
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000150813 | SectorFinancialsFR_407497106
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000150813 | SectorConsumer DiscretionaryFR_917047102
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000150813 | SectorInformation TechnologyFR_21874A106
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000150813 | SectorIndustrialsFR_29415C101
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000150813 | SectorHealth CareFR_47103J105
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000150813 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000150813 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000150813 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.40%
C000150813 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000150813 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000150813 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000150813 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000069951 | Shell PLCFR_780259305
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000069951 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000069951 | Barrick Mining Corp.FR_06849F108
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000069951 | Newmont Corp.FR_651639106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000069951 | Anglo American PLCFR_ACI2WVZ09
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000069951 | Agnico Eagle Mines Ltd.FR_008474108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000069951 | Kinross Gold Corp.FR_496902404
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000069951 | Nutrien Ltd.FR_67077M108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000069951 | Glencore PLCFR_B4T3BW902
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069951 | JBS NVFR_N4732M103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000069951 | SectorEnergyFR_292671708
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000069951 | SectorInformation TechnologyFR_336433107
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000069951 | SectorReal EstateFR_962166104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000069951 | SectorUtilitiesFR_686688102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000069951 | SectorIndustrialsFR_576323109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000069951 | SectorConsumer StaplesFR_440452100
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000069951 | SectorMaterialsFR_612117903
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000069951 | France
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000069951 | United States
Holdings [Line Items]
Percent of Net Asset Value	50.60%
C000069951 | China
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000069951 | Canada
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000069951 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000069951 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000069951 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000069951 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000069951 | Zambia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000069951 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000069952 | Shell PLCFR_780259305
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000069952 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000069952 | Barrick Mining Corp.FR_06849F108
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000069952 | Newmont Corp.FR_651639106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000069952 | Anglo American PLCFR_ACI2WVZ09
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000069952 | Agnico Eagle Mines Ltd.FR_008474108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000069952 | Kinross Gold Corp.FR_496902404
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000069952 | Nutrien Ltd.FR_67077M108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000069952 | Glencore PLCFR_B4T3BW902
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069952 | JBS NVFR_N4732M103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000069952 | SectorEnergyFR_292671708
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000069952 | SectorInformation TechnologyFR_336433107
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000069952 | SectorReal EstateFR_962166104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000069952 | SectorUtilitiesFR_686688102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000069952 | SectorIndustrialsFR_576323109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000069952 | SectorConsumer StaplesFR_440452100
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000069952 | SectorMaterialsFR_612117903
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000069952 | France
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000069952 | United States
Holdings [Line Items]
Percent of Net Asset Value	50.60%
C000069952 | China
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000069952 | Canada
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000069952 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000069952 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000069952 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000069952 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000069952 | Zambia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000069952 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017842 | MCCLATCHY MEDIA CO LLCFR_00456LAC6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017842 | Fannie Mae - CASFR_20753WAE6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017842 | BX TrustFR_05608BAN0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017842 | Freddie Mac - STACRFR_35566CBD6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017842 | Occidental Petroleum CorpFR_674599DH5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017842 | Inter-American devel BKFR_ACI2K1907
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017842 | Government National Mortgage AssociationFR_36179WBY3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017842 | CHS/COMMUNITY HEALTH SYSFR_12543DBJ8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017842 | FIRST QUANTUM MINERALS LFR_335934AW5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017842 | Freddie MacFR_3132DWET6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017842 | AssetRightsFR_ACI30TT38
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000017842 | AssetConvertible BondsFR_ACI37QCX9
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017842 | AssetCommon StocksFR_B1VKYN902
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017842 | AssetConvertible Preferred StocksFR_949746804
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017842 | AssetShort-Term InvestmentsFR_ACI276TM1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017842 | AssetForeign GovernmentFR_ACI2QXX61
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017842 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_31384VXX5
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000017842 | AssetAsset-Backed SecuritiesFR_86358LAA8
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000017842 | AssetFloating Rate LoansFR_31935HAD9
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000017842 | AssetNon-Agency Mortgage-Backed SecuritiesFR_55265WDM2
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000017842 | AssetCorporate Bonds & NotesFR_59841RAA7
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000017843 | MCCLATCHY MEDIA CO LLCFR_00456LAC6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017843 | Fannie Mae - CASFR_20753WAE6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017843 | BX TrustFR_05608BAN0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017843 | Freddie Mac - STACRFR_35566CBD6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017843 | Occidental Petroleum CorpFR_674599DH5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017843 | Inter-American devel BKFR_ACI2K1907
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017843 | Government National Mortgage AssociationFR_36179WBY3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017843 | CHS/COMMUNITY HEALTH SYSFR_12543DBJ8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017843 | FIRST QUANTUM MINERALS LFR_335934AW5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017843 | Freddie MacFR_3132DWET6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017843 | AssetRightsFR_ACI30TT38
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000017843 | AssetConvertible BondsFR_ACI37QCX9
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017843 | AssetCommon StocksFR_B1VKYN902
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017843 | AssetConvertible Preferred StocksFR_949746804
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017843 | AssetShort-Term InvestmentsFR_ACI276TM1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017843 | AssetForeign GovernmentFR_ACI2QXX61
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017843 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_31384VXX5
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000017843 | AssetAsset-Backed SecuritiesFR_86358LAA8
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000017843 | AssetFloating Rate LoansFR_31935HAD9
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000017843 | AssetNon-Agency Mortgage-Backed SecuritiesFR_55265WDM2
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000017843 | AssetCorporate Bonds & NotesFR_59841RAA7
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000017844 | MCCLATCHY MEDIA CO LLCFR_00456LAC6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017844 | Fannie Mae - CASFR_20753WAE6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017844 | BX TrustFR_05608BAN0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017844 | Freddie Mac - STACRFR_35566CBD6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017844 | Occidental Petroleum CorpFR_674599DH5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017844 | Inter-American devel BKFR_ACI2K1907
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017844 | Government National Mortgage AssociationFR_36179WBY3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017844 | CHS/COMMUNITY HEALTH SYSFR_12543DBJ8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017844 | FIRST QUANTUM MINERALS LFR_335934AW5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017844 | Freddie MacFR_3132DWET6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017844 | AssetRightsFR_ACI30TT38
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000017844 | AssetConvertible BondsFR_ACI37QCX9
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017844 | AssetCommon StocksFR_B1VKYN902
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017844 | AssetConvertible Preferred StocksFR_949746804
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017844 | AssetShort-Term InvestmentsFR_ACI276TM1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017844 | AssetForeign GovernmentFR_ACI2QXX61
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017844 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_31384VXX5
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000017844 | AssetAsset-Backed SecuritiesFR_86358LAA8
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000017844 | AssetFloating Rate LoansFR_31935HAD9
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000017844 | AssetNon-Agency Mortgage-Backed SecuritiesFR_55265WDM2
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000017844 | AssetCorporate Bonds & NotesFR_59841RAA7
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000017845 | UMBS, TBAFR_01F052615
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017845 | United States TreasuryFR_91282CJV4
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000017845 | Fannie MaeFR_3140XCQ68
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000017845 | FREDDIE MACFR_3128X9MG2
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000017845 | RFC PRINCIPAL STRIPFR_76116FAC1
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017845 | Government National Mortgage AssociationFR_3622AC5U0
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000017845 | FEDERAL HOME LOAN BANKFR_3130AQUT8
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000017845 | FEDERAL FARM CREDIT BANKFR_3133ETNU7
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017845 | RESOLUTION FUNDING STRIPFR_76116EGH7
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017845 | TENN VALLEY AUTHORITYFR_880591FD9
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017845 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017845 | AssetAsset-Backed SecuritiesFR_86358LAA8
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000017845 | AssetCorporate Bonds & NotesFR_29441WAC9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017845 | AssetForeign GovernmentFR_715638AU6
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017845 | AssetNon-Agency Mortgage-Backed SecuritiesFR_78386KAA3
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017845 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_31375QVC5
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000017845 | AssetU.S. Treasury & Government AgenciesFR_91282CNZ0
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000017846 | UMBS, TBAFR_01F052615
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017846 | United States TreasuryFR_91282CJV4
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000017846 | Fannie MaeFR_3140XCQ68
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000017846 | FREDDIE MACFR_3128X9MG2
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000017846 | RFC PRINCIPAL STRIPFR_76116FAC1
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017846 | Government National Mortgage AssociationFR_3622AC5U0
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000017846 | FEDERAL HOME LOAN BANKFR_3130AQUT8
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000017846 | FEDERAL FARM CREDIT BANKFR_3133ETNU7
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017846 | RESOLUTION FUNDING STRIPFR_76116EGH7
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017846 | TENN VALLEY AUTHORITYFR_880591FD9
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017846 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017846 | AssetAsset-Backed SecuritiesFR_86358LAA8
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000017846 | AssetCorporate Bonds & NotesFR_29441WAC9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017846 | AssetForeign GovernmentFR_715638AU6
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017846 | AssetNon-Agency Mortgage-Backed SecuritiesFR_78386KAA3
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017846 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_31375QVC5
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000017846 | AssetU.S. Treasury & Government AgenciesFR_91282CNZ0
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000017847 | UMBS, TBAFR_01F052615
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017847 | United States TreasuryFR_91282CJV4
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000017847 | Fannie MaeFR_3140XCQ68
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000017847 | FREDDIE MACFR_3128X9MG2
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000017847 | RFC PRINCIPAL STRIPFR_76116FAC1
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017847 | Government National Mortgage AssociationFR_3622AC5U0
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000017847 | FEDERAL HOME LOAN BANKFR_3130AQUT8
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000017847 | FEDERAL FARM CREDIT BANKFR_3133ETNU7
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017847 | RESOLUTION FUNDING STRIPFR_76116EGH7
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017847 | TENN VALLEY AUTHORITYFR_880591FD9
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017847 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017847 | AssetAsset-Backed SecuritiesFR_86358LAA8
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000017847 | AssetCorporate Bonds & NotesFR_29441WAC9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017847 | AssetForeign GovernmentFR_715638AU6
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017847 | AssetNon-Agency Mortgage-Backed SecuritiesFR_78386KAA3
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017847 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_31375QVC5
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000017847 | AssetU.S. Treasury & Government AgenciesFR_91282CNZ0
Holdings [Line Items]
Percent of Net Asset Value	55.00%

[1]	Amount rounds to less than 0.1%
[2]	Amount rounds to less than 0.1%
[3]	Amount rounds to less than 0.1%
[4]	Amount rounds to less than 0.1%
[5]	Amount rounds to less than 0.1%
[6]	Amount rounds to less than 0.1%